JULY 31, 2012

ANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Franklin Global Trust

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Franklin
Large Cap Equity Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

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Annual Report

Franklin Large Cap Equity Fund

Your Fund's Goal and Main Investments: Franklin Large Cap Equity Fund seeks long-term growth of principal and income through investing at least 80% of its net assets in equity securities of large capitalization companies with market capitalizations within the top 50% of companies in the Russell 1000® Index, or of more than $5 billion, at the time of purchase.[1] The Fund attempts to keep taxable capital gains distributions relatively low.

This annual report for Franklin Large Cap Equity Fund covers the fiscal year ended July 31, 2012.

Performance Overview

Franklin Large Cap Equity Fund – Class A had a -1.71% cumulative total return for the 12 months ended July 31, 2012. The Fund underperformed the +9.13% total return of its benchmark, the Standard & Poor's® 500 Index (S&P 500®), which is a broad measure of U.S. stock performance.[2] You can find other Fund performance data in the Performance Summary beginning on page 7.

Economic and Market Overview

1. The Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represent the majority of the U.S. market's total capitalization. Russell 1000® and Russell 3000® are registered trademarks of the Frank Russell Company.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 18.

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Top 10 Sectors/Industries
7/31/12

	% of Total Net Assets
Oil, Gas & Consumable Fuels	7.7%
Semiconductors & Semiconductor Equipment	5.6%
IT Services	5.4%
Computers & Peripherals	5.3%
Food Products	4.5%
Energy Equipment & Services	4.5%
Health Care Providers & Services	4.1%
Capital Markets	3.4%
Software	3.3%
Beverages	3.3%

Top 10 Equity Holdings
7/31/12

Company *Sector/Industry*	% of Total Net Assets
Apple Inc. *Computers & Peripherals*	3.3%
Exxon Mobil Corp. *Oil, Gas & Consumable Fuels*	3.0%
Wells Fargo & Co. *Commercial Banks*	2.6%
MasterCard Inc., A *IT Services*	2.6%
Express Scripts Holding Co. *Health Care Providers & Services*	2.4%
General Electric Co. *Industrial Conglomerates*	2.3%
Nestle SA (Switzerland) *Food Products*	2.2%
QUALCOMM Inc. *Communications Equipment*	2.2%
Google Inc., A *Internet Software & Services*	2.2%
Diageo PLC, ADR (U.K.) *Beverages*	2.1%

Investment Strategy

We are research-driven, fundamental investors, pursuing a blend of growth and value strategies. We use a top-down analysis of macroeconomic trends, market sectors (with some attention to the sector weightings in the Fund's comparative index) and industries combined with a bottom-up analysis of individual securities. In selecting investments for the Fund, we look for companies we believe are positioned for growth in revenues, earnings or assets, and are selling at reasonable prices. We also consider the level of dividends a company has paid. We

3. Source: Bureau of Labor Statistics.

4 | Annual Report

employ a thematic approach to identify sectors that may benefit from longer term dynamic growth. Within these sectors, we consider the basic financial and operating strength and quality of a company and company management. The Fund, from time to time, may have significant positions in particular sectors such as technology or industrials. We also seek to identify companies that we believe are temporarily out of favor with investors, but have a good intermediate- or long-term outlook.

Geographic Breakdown
7/31/12

	% of Total Net Assets
U.S.	83.4%
South Korea	3.1%
Switzerland	2.2%
U.K.	2.1%
Taiwan	2.1%
Israel	1.7%
Canada	1.2%
China	1.0%
Short-Term Investments & Other Net Assets	3.2%

Manager's Discussion

During the fiscal year under review, stock selection in the information technology (IT) sector contributed to performance relative to the benchmark S&P 500.[4] Top IT performers included global payments solutions company MasterCard, global positioning systems manufacturer Trimble Navigation,[5] integrated circuits and semiconductor devices company Taiwan Semiconductor Manufacturing[5] and data warehousing and analytics firm Teradata.

In the health care sector, overweighted positions in biotechnology firm Gilead Sciences and pharmaceutical company Abbott Laboratories were key contributors to relative performance as they produced robust returns.[6] Other notable contributors included apparel and home fashions retailer TJX; global alcoholic beverages company Diageo;[5] premium lifestyle products design, marketing and distribution firm Ralph Lauren;[7] and nationwide financial services company Wells Fargo.

Stock selection in the health care, industrials, consumer discretionary and energy sectors detracted considerably from the Fund's performance relative to the S&P 500.[8] Within health care, biotechnology company Dendreon[5,7] and medical device manufacturer St. Jude Medical hurt relative results. In the industrials sector, Canadian transport solutions manufacturer Bombardier[5] was a major detractor. Consumer discretionary holdings that weighed on Fund performance included South Korea's largest automaker Hyundai Motor[5] and

4. The IT sector comprises communications equipment; computers and peripherals; electronic equipment, instruments and components; Internet software and services; IT services; semiconductors and semiconductor equipment; and software in the SOI.

5. This holding is not an index component.

6. The health care sector comprises biotechnology, health care equipment and supplies, health care providers and services, life sciences tools and services, and pharmaceuticals in the SOI.

7. Sold by period-end.

8. The industrials sector comprises aerospace and defense, air freight and logistics, electrical equipment, industrial conglomerates and machinery in the SOI. The consumer discretionary sector comprises auto components; automobiles; hotels, restaurants and leisure; Internet and catalog retail; specialty retail; and textiles, apparel and luxury goods in the SOI. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.

Annual Report | 5

automotive components companies Johnson Controls7 and BorgWarner. Other major detractors included energy equipment and services company Weatherford International,5 financial services company Morgan Stanley, metals and mining concern Rio Tinto5, 7 and industrial conglomerate Siemens.5, 7

Thank you for your continued participation in Franklin Large Cap Equity Fund. We look forward to serving your future investment needs.

Portfolio Management Team
Franklin Large Cap Equity Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of July 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Annual Report

Performance Summary as of 7/31/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Annual Report | 7

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or to assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.95% (other than certain nonroutine expenses) until 11/30/12.

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Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 9

10 | Annual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investments in foreign company stocks involve special risks including currency fluctuations and political uncertainty. There are special risks involved with significant exposure to a particular sector, including increased susceptibility related to economic, business or other developments affecting that sector, which may result in increased volatility. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Fund investment results reflect the expense reduction, without which the returns would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Source: © 2012 Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.

Annual Report | 11

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if appli- cable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.25%; C: 1.95%;
R: 1.46%; and Advisor: 0.95%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Annual Report | 13

aFor the period September 30, 2008 (effective date) to July 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Annual Report

aFor the period September 30, 2008 (effective date) to July 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 15

aFor the period September 30, 2008 (effective date) to July 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Annual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin Global Trust

Statement of Investments, July 31, 2012

Franklin Large Cap Equity Fund	Country	Shares	Value
Common Stocks 96.8%			
Aerospace & Defense 2.6%			
Bombardier Inc., B	Canada	308,500	$ 1,110,188
United Technologies Corp.	United States	18,300	1,362,252
			2,472,440
Air Freight & Logistics 1.7%			
United Parcel Service Inc., B	United States	20,700	1,565,127
Auto Components 1.4%			
[a]BorgWarner Inc.	United States	20,000	1,342,000
Automobiles 1.5%			
[b]Hyundai Motor Co., GDR, Reg S	South Korea	49,200	1,399,986
Beverages 3.3%			
Diageo PLC, ADR	United Kingdom	18,700	1,999,030
PepsiCo Inc.	United States	15,700	1,141,861
			3,140,891
Biotechnology 3.3%			
[a]Celgene Corp.	United States	21,600	1,478,736
[a]Gilead Sciences Inc.	United States	29,600	1,608,168
			3,086,904
Capital Markets 3.4%			
BlackRock Inc.	United States	10,500	1,787,730
Morgan Stanley	United States	101,000	1,379,660
			3,167,390
Chemicals 1.8%			
Air Products and Chemicals Inc.	United States	21,200	1,705,116
Commercial Banks 2.6%			
Wells Fargo & Co.	United States	71,100	2,403,891
Communications Equipment 2.2%			
QUALCOMM Inc.	United States	34,100	2,035,088
Computers & Peripherals 5.3%			
[a]Apple Inc.	United States	5,100	3,114,876
[a]EMC Corp.	United States	71,700	1,879,257
			4,994,133
Consumer Finance 1.8%			
American Express Co.	United States	28,800	1,662,048
Electrical Equipment 2.7%			
Emerson Electric Co.	United States	26,600	1,270,682
Rockwell Automation Inc.	United States	18,400	1,239,424
			2,510,106
Electronic Equipment, Instruments & Components 1.1%			
[a]Trimble Navigation Ltd.	United States	24,100	1,066,666

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Franklin Global Trust

Statement of Investments, July 31, 2012 *(continued)*

Franklin Large Cap Equity Fund	Country	Shares	Value
Common Stocks (continued)			
Energy Equipment & Services 4.4%			
National Oilwell Varco Inc.	United States	24,400	$ 1,764,120
Schlumberger Ltd.	United States	20,800	1,482,208
[a]Weatherford International Ltd.	United States	78,600	947,130
			4,193,458
Food & Staples Retailing 1.2%			
Costco Wholesale Corp.	United States	12,000	1,154,160
Food Products 4.5%			
Mead Johnson Nutrition Co., A	United States	17,400	1,269,504
Nestle SA	Switzerland	34,000	2,091,263
[a]TreeHouse Foods Inc.	United States	16,500	923,835
			4,284,602
Health Care Equipment & Supplies 1.7%			
St. Jude Medical Inc.	United States	42,800	1,599,008
Health Care Providers & Services 4.1%			
[a]Express Scripts Holding Co.	United States	39,700	2,300,218
[a]Laboratory Corp. of America Holdings	United States	18,600	1,564,074
			3,864,292
Hotels, Restaurants & Leisure 1.6%			
Darden Restaurants Inc.	United States	29,000	1,484,220
Industrial Conglomerates 2.3%			
General Electric Co.	United States	104,700	2,172,525
Insurance 3.2%			
ACE Ltd.	United States	19,100	1,403,850
[a]Markel Corp.	United States	3,700	1,598,622
			3,002,472
Internet & Catalog Retail 1.5%			
[a]Amazon.com Inc.	United States	6,100	1,423,130
Internet Software & Services 2.6%			
[a]Facebook Inc., A	United States	19,600	425,516
[a]Google Inc., A	United States	3,200	2,025,504
			2,451,020
IT Services 5.4%			
International Business Machines Corp.	United States	9,100	1,783,418
MasterCard Inc., A	United States	5,500	2,401,135
[a]Teradata Corp.	United States	12,900	872,298
			5,056,851
Life Sciences Tools & Services 1.9%			
Agilent Technologies Inc.	United States	46,200	1,768,998
Machinery 1.9%			
Cummins Inc.	United States	18,500	1,774,150

Annual Report | 19

See Abbreviations on page 34.

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2012, the aggregate value of these securities was
$2,958,561, representing 3.14% of net assets.
cSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

20 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 21

22 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 23

24 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Global Trust

Notes to Financial Statements

Franklin Large Cap Equity Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Franklin Large Cap Equity Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment

Annual Report | 25

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Large Cap Equity Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

26 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Large Cap Equity Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of July 31, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign

Annual Report | 27

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Large Cap Equity Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

28 | Annual Report

Franklin Global Trust

Notes to Financial Statements *(continued)*

Franklin Large Cap Equity Fund

2. Shares of Beneficial Interest

At July 31, 2012, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

	Year Ended July 31, 2012		2011	
	Shares	Amount	Shares	Amount
Class A Shares:				
Shares sold	1,243,902	$ 7,503,582	817,863	$ 5,015,767
Shares issued in reinvestment of distributions	2,865	17,652	1,083	6,299
Shares redeemed	(1,122,572)	(6,740,700)	(465,243)	(2,715,172)
Net increase (decrease)	124,195	$ 780,534	353,703	$ 2,306,894
Class C Shares:				
Shares sold	119,701	$ 726,253	175,732	$ 1,053,065
Shares redeemed	(133,216)	(757,054)	(58,925)	(345,461)
Net increase (decrease)	(13,515)	$ (30,801)	116,807	$ 707,604
Class R Shares:				
Shares sold	537	$ 3,222	457	$ 2,807
Shares issued in reinvestment of distributions	2	10	—	—
Shares redeemed	(20)	(118)	(9)	(56)
Net increase (decrease)	519	$ 3,114	448	$ 2,751
Advisor Class Shares:				
Shares sold	2,680,317	$ 15,868,140	3,188,058	$ 19,251,861
Shares issued in reinvestment of distributions	1,539	9,174	518	2,959
Shares redeemed	(2,278,742)	(13,348,666)	(1,819,062)	(10,636,954)
Net increase (decrease)	403,114	$ 2,528,648	1,369,514	$ 8,617,866

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Fiduciary International, Inc. (Fiduciary)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Annual Report | 29

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Large Cap Equity Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to Fiduciary based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

30 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Large Cap Equity Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

e. Transfer Agent Fees

For the year ended July 31, 2012, the Fund paid transfer agent fees of $21,703, of which $15,627 was retained by Investor Services.

f. Waiver and Expense Reimbursements

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.95% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2012.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended July 31, 2012, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as either short-term or long-term, rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment tax years.

Annual Report | 31

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Large Cap Equity Fund

5. INCOME TAXES (continued)

At July 31, 2012, the Fund had capital loss carryforwards of $3,690,997 expiring in 2018. During the year ended July 31, 2012, the Fund utilized $170,462 of capital loss carryforwards.

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At July 31, 2012, the Fund deferred post-October capital losses of $663,577.

The tax character of distributions paid during the years ended July 31, 2012 and 2011, was as follows:

At July 31, 2012, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2012, aggregated $22,418,238 and $19,342,886, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

32 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Large Cap Equity Fund

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the year ended July 31, 2012, the Fund did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2012, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

Annual Report | 33

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Large Cap Equity Fund

10. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

34 | Annual Report

Franklin Global Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Large Cap Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Large Cap Equity Fund (the “Fund”) at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 17, 2012

Annual Report | 35

Franklin Global Trust

Tax Information (unaudited)

Franklin Large Cap Equity Fund

Under Section 854(b)(1)(A) of the Internal Revenue Code (Code), the Fund hereby reports 100% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended July 31, 2012.

Under Section 854(b)(1)(B) of the Code, the Fund hereby reports the maximum amount allowable but no less than $1,290,137 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2012. Distributions, including qualified dividend income, paid during calendar year 2012 will be reported to shareholders on Form 1099-DIV by mid-February 2013. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

36 | Annual Report

Franklin Global Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2000	132	Bar-S Foods (meat packing company) (1981-2010).
Principal Occupation During at Least the Past 5 Years: Director of various companies; and **formerly,** Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).				
Sam Ginn (1937) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	107	ICO Global Communications (Holdings) Limited (satellite company) (2006-2010), Chevron Corporation (global energy company) (1989-2009), Hewlett-Packard Company (technology company) (1996-2002), Safeway, Inc. (grocery retailer) (1991-1998) and TransAmerica Corporation (insurance company) (1989-1999).
Principal Occupation During at Least the Past 5 Years: Private investor; and **formerly,** Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).				
Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2000	132	Hess Corporation (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied products), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).
Principal Occupation During at Least the Past 5 Years: Director or Trustee of various companies and trusts; and **formerly,** Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).				

Annual Report | 37

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	132	Boeing Capital Corporation (aircraft financing).
Principal Occupation During at Least the Past 5 Years: Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and **formerly,** Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).				
Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2005	132	Hess Corporation (exploration and refining of oil and gas).
Principal Occupation During at Least the Past 5 Years: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).				
Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	142	Cbeyond, Inc. (business communications provider), The Southern Company (energy company) and The Washington Post Company (education and media organization).
Principal Occupation During at Least the Past 5 Years: John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011); and **formerly,** Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products) (2004-May 2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).				
John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2006 and Lead Independent Trustee since 2008	107	None
Principal Occupation During at Least the Past 5 Years: President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and **formerly,** Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).				

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
****Charles B. Johnson (1933)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Since 2000	132	None
Principal Occupation During at Least the Past 5 Years: Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.				

38 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
****Gregory E. Johnson (1961)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	92	None
Principal Occupation During at Least the Past 5 Years: Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 34 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.				
Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since April 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.				
Breda M. Beckerle (1958) 600 Fifth Avenue New York, NY 10020	Chief Compliance Officer and Vice President	Since May 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Chief Compliance Officer, Fiduciary International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; Vice President and Compliance Officer – Commingled Trusts, Fiduciary Trust International of the South; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.				
Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).				
Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.				
Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).				

Annual Report | 39

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965) 100 Fountain Parkway St. Petersburg, FL 33716-1205	Vice President – AML Compliance	Since May 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; and officer of 46 of the investment companies in Franklin Templeton Investments.

Edward B. Jamieson (1948) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2010	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy (1962) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton Investments.

40 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).				
Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2011	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Assistant Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.				

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson is the father of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund's Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund's Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund's Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

Annual Report | 41

Franklin Global Trust

Shareholder Information

Franklin Large Cap Equity Fund

Board Review of Investment Management Agreement

At a meeting held February 28, 2012, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreements for each of the separate funds within Franklin Global Trust (Fund(s)), including Franklin Large Cap Equity Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared a Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically

42 | Annual Report

Franklin Global Trust

Shareholder Information (continued)

Franklin Large Cap Equity Fund

Board Review of Investment Management Agreement (continued)

furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper reports prepared for the Fund showed the investment performance of the largest share class of the Fund in comparison to a performance universe selected by Lipper. Comparative performance for the Fund was shown for the one-year period ended

Annual Report | 43

Franklin Global Trust

Shareholder Information (continued)

Franklin Large Cap Equity Fund

Board Review of Investment Management Agreement (continued)

December 31, 2011, and for additional periods ended that date depending on when the Fund commenced operations. The performance universe for the Fund consisted of the Fund and all retail and institutional large-cap core funds as selected by Lipper. The Lipper report showed the total return of the Fund’s Advisor Class shares for the one-year period to be in the second-lowest quintile of such performance universe, and on an annualized basis to be in the middle quintile of such universe for the previous three-, five- and 10-year periods. The Board discussed with management the reasons for the Fund’s underperformance in 2011, which largely resulted from stock selection in certain sectors, and the steps being taken to improve such performance. The Board was not satisfied with such performance but did not believe any change in portfolio management personnel was warranted, noting that the Fund’s total return as shown in the Lipper report was in either the highest performing quintile or second-highest performing quintile of its Lipper performance universe in three of the previous four years.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratio of the dominant share class of the Fund with those of a comparative share class within a group of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes the advisory and administrative fees directly charged to the Fund as being part of the management fee. The contractual investment management fee rate for the Fund was above the median of its Lipper expense group, but its actual total expense ratio was below the median of its Lipper expense group. The Board found the expenses of the Fund to be acceptable, noting they were subsidized by management.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2011, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being

44 | Annual Report

Franklin Global Trust

Shareholder Information (continued)

Franklin Large Cap Equity Fund

Board Review of Investment Management Agreement (continued)

recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund’s independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, and taking into account the fact that the expenses of the Fund were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board believed it unlikely that economies of scale existed in the management of the Fund, which had less than $100 million of assets at December 31, 2011.

Annual Report | 45

Franklin Global Trust

Shareholder Information (continued)

Franklin Large Cap Equity Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

46 | Annual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

FRANKLIN LARGE CAP EQUITY FUND

Investment Manager
Fiduciary International, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

428 A 09/12

JULY 31, 2012

ANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Franklin Global Trust

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

SECTOR

FRANKLIN GLOBAL REAL ESTATE FUND

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

| 1

Annual Report

Franklin Global Real Estate Fund

Your Fund's Goal and Main Investments: Franklin Global Real Estate Fund seeks high total return. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located anywhere in the world that operate in the real estate sector, including mainly real estate investment trusts (REITs) and REIT-like entities.[1]

This annual report for Franklin Global Real Estate Fund covers the fiscal year ended July 31, 2012.

Performance Overview

Franklin Global Real Estate Fund – Class A delivered a +4.12% cumulative total return for the 12 months under review. The Fund's performance trailed the +5.29% total return of its benchmark, the FTSE® EPRA/NAREIT Developed Index, which measures global real estate markets in North America, Europe and Asia.[2] You can find more of the Fund's performance data in the Performance Summary beginning on page 8.

Economic and Market Overview

1. REITs are real estate investment trust companies, usually with publicly traded stock, that manage a portfolio of income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. The Fund predominantly invests in "equity" REITs, which also take ownership positions in real estate. Shareholders of equity REITs generally receive income from rents received and receive capital gains when properties are sold at a profit. REITs are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 17.

Annual Report | 3

4 | Annual Report

Annual Report | 5

Property Group announced robust second-quarter earnings as occupancy rates and average rents continued to improve. Near period-end, Simon, the largest U.S. REIT and mall owner, raised its dividend payout and its earnings forecasts. The upscale mall operator also announced plans to develop centers in Brazil. Finally, shares of Hong Kong-based China Overseas Land and Investment climbed amid speculation that potential global stimulus from central banks could help boost China’s slowing economic growth and improve residential sales. The company’s property development and investment activities may benefit from new stimulus. China’s central bank cut its benchmark interest rate and lowered its one-year lending rate near the end of the reporting period, easing conditions and potentially providing a tailwind for China Overseas Land and Investment.

In contrast, shares of Evergrande Real Estate Group weighed on relative performance as the China-based developer reported contract sales dropped notably in late 2011 from the same period one year earlier. Share prices were also hampered when a U.S.-based online research organization called into question financial statements released by Evergrande, which owns the largest land bank in China. Commercial property investment firm Unibail-Rodamco is headquartered in Paris and focuses on shopping centers, convention centers and office properties. During the period, the firm announced profits declined from a year earlier primarily due to lower gains on sale from investment property dispositions and a corresponding reduction in recurring income. The company had previously paid a large special dividend as a result of these portfolio management activities. Investment holding company KWG Property Holding Limited4 warned it may have to cut pricing to stimulate demand for its residential, office, hotel and retail properties. Headquartered in Guangzhou, China, KWG Property has been negatively affected by the Chinese government’s curbs on home purchases and tightened credit to developers and buyers.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended July 31, 2012, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s substantial investment in securities with non-U.S. currency exposure.

4. No longer held at period-end.

6 | Annual Report

Thank you for your continued participation in Franklin Global Real Estate Fund. We look forward to serving your future investment needs.

Portfolio Management Team
Franklin Global Real Estate Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of July 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 7

Performance Summary as of 7/31/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Annual Report | 9

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

10 | Annual Report

Annual Report | 11

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,60 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.38%; C: 2.07%; and Advisor: 1.08%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Annual Report | 13

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Annual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.

Annual Report | The accompanying notes are an integral part of these financial statements. | 15

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Global Trust

Statement of Investments, July 31, 2012

Franklin Global Real Estate Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 97.3%			
Consumer Discretionary 0.4%			
SPDR S&P Homebuilders ETF	United States	19,400	$ 408,176
Diversified Real Estate Activities 11.3%			
CapitaLand Ltd.	Singapore	205,200	494,577
Hang Lung Properties Ltd.	Hong Kong	453,790	1,615,130
Mitsubishi Estate Co. Ltd.	Japan	164,290	2,977,723
Mitsui Fudosan Co. Ltd.	Japan	164,410	3,211,388
Sun Hung Kai Properties Ltd.	Hong Kong	173,960	2,170,420
The Wharf Holdings Ltd.	Hong Kong	245,200	1,416,582
			11,885,820
Diversified REITs 10.0%			
American Assets Trust Inc.	United States	22,690	589,940
British Land Co. PLC	United Kingdom	137,533	1,151,789
Canadian REIT	Canada	17,660	741,856
Dexus Property Group	Australia	585,516	608,847
GPT Group	Australia	341,097	1,228,870
H&R REIT	Canada	43,730	1,089,817
Kenedix Realty Investment Corp.	Japan	170	547,482
Land Securities Group PLC	United Kingdom	145,857	1,806,813
Liberty Property Trust	United States	11,300	410,077
Shaftesbury PLC	United Kingdom	49,070	418,635
Stockland	Australia	119,186	419,376
United Urban Investment Corp.	Japan	394	429,681
Vornado Realty Trust	United States	12,781	1,067,213
			10,510,396
Hotels, Resorts & Cruise Lines 0.8%			
Starwood Hotels & Resorts Worldwide Inc.	United States	15,250	825,788
Industrial REITs 4.0%			
Ascendas REIT	Singapore	235,070	428,705
Goodman Group	Australia	257,528	1,017,059
Mapletree Logistics Trust	Singapore	329,320	268,546
[a] Mapletree Logistics Trust, 144A	Singapore	197,900	161,379
Prologis Inc.	United States	63,944	2,067,310
STAG Industrial Inc.	United States	17,400	251,604
			4,194,603
Office REITs 10.3%			
Alexandria Real Estate Equities Inc.	United States	6,550	481,294
Boston Properties Inc.	United States	21,720	2,408,748
Brandywine Realty Trust	United States	64,500	766,260
Commonwealth Property Office Fund	Australia	541,576	608,663
Coresite Realty Corp.	United States	8,200	218,612
Derwent London PLC	United Kingdom	12,490	381,296
Digital Realty Trust Inc.	United States	7,800	608,946
Douglas Emmett Inc.	United States	26,380	620,194
Great Portland Estates PLC	United Kingdom	129,825	873,758
Highwoods Properties Inc.	United States	23,400	792,558

Annual Report | 17

Franklin Global Trust

Statement of Investments, July 31, 2012 *(continued)*

Franklin Global Real Estate Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)			
Office REITs (continued)			
Japan Real Estate Investment Corp.	Japan	88	$ 833,536
Kilroy Realty Corp.	United States	24,790	1,173,559
SL Green Realty Corp.	United States	13,350	1,051,313
			10,818,737
Real Estate Development 3.4%			
Agile Property Holdings Ltd.	China	362,590	432,047
China Overseas Land & Investment Ltd.	China	262,340	619,774
Evergrande Real Estate Group Ltd.	China	894,030	417,353
Keppel Land Ltd.	Singapore	265,900	734,873
Sino Land Co. Ltd.	Hong Kong	646,000	1,104,637
Sunac China Holdings Ltd.	China	670,000	284,259
			3,592,943
Real Estate Operating Companies 6.5%			
Brookfield Office Properties Inc.	Canada	53,790	919,602
Deutsche Euroshop AG	Germany	6,390	234,963
Global Logistic Properties Ltd.	Singapore	18,000	32,538
[a]Global Logistic Properties Ltd., 144A	Singapore	501,930	907,321
GSW Immobilien AG	Germany	9,493	349,822
[a]GSW Immobilien AG, 144A	Germany	10,870	400,565
Hongkong Land Holdings Ltd.	Hong Kong	131,000	786,000
Hufvudstaden AB, A	Sweden	84,270	1,026,013
Hysan Development Co. Ltd.	Hong Kong	258,720	1,092,659
PSP Swiss Property AG	Switzerland	7,720	693,479
Sponda OYJ	Finland	92,480	372,085
			6,815,047
Residential REITs 10.1%			
Apartment Investment & Management Co., A	United States	31,100	853,073
AvalonBay Communities Inc.	United States	7,364	1,083,171
Boardwalk REIT	Canada	13,150	838,957
Camden Property Trust	United States	16,490	1,175,902
Canadian Apartment Properties REIT	Canada	21,100	517,220
Colonial Properties Trust	United States	33,240	752,886
Equity Lifestyle Properties Inc.	United States	8,900	640,088
Equity Residential	United States	43,500	2,753,985
Essex Property Trust Inc.	United States	6,310	992,942
Nippon Accommodations Fund Inc.	Japan	61	413,043
UDR Inc.	United States	22,127	588,799
			10,610,066
Retail REITs 28.5%			
CBL & Associates Properties Inc.	United States	28,500	562,305
Centro Retail Australia	Australia	355,209	764,842
Charter Hall Retail REIT	Australia	127,128	462,010
Corio NV	Netherlands	7,872	348,492
DDR Corp.	United States	86,824	1,305,833
Eurocommercial Properties NV	Netherlands	13,720	463,723
Federal Realty Investment Trust	United States	12,830	1,394,108

18 | Annual Report

Annual Report | 19

20 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 21

22 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 23

24 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Global Trust

Notes to Financial Statements

Franklin Global Real Estate Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Franklin Global Real Estate Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Time deposits are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be

Annual Report | 25

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Global Real Estate Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

26 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Global Real Estate Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income Taxes and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of July 31, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent

Annual Report | 27

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Global Real Estate Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

28 | Annual Report

Franklin Global Trust

Notes to Financial Statements *(continued)*

Franklin Global Real Estate Fund

2. Shares of Beneficial Interest

At July 31, 2012, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

	Year Ended July 31,			
	2012		2011	
	Shares	Amount	Shares	Amount
Class A Shares:				
Shares sold	2,256,927	$ 15,072,210	4,818,289	$ 33,293,809
Shares issued in reinvestment of distributions	84,880	541,537	276,102	1,837,274
Shares redeemed	(3,026,539)	(19,795,260)	(1,847,929)	(12,863,003)
Net increase (decrease)	(684,732)	$ (4,181,513)	3,246,462	$ 22,268,080
Class C Shares:				
Shares sold	352,486	$ 2,344,222	688,015	$ 4,727,764
Shares issued in reinvestment of distributions	13,273	84,153	47,811	315,503
Shares redeemed	(375,825)	(2,486,154)	(279,638)	(1,917,919)
Net increase (decrease)	(10,066)	$ (57,779)	456,188	$ 3,125,348
Advisor Class Shares:				
Shares sold	1,742,019	$ 11,537,621	892,283	$ 6,235,158
Shares issued in reinvestment of distributions	11,468	73,279	22,304	148,746
Shares redeemed	(235,157)	(1,572,175)	(498,751)	(3,530,455)
Net increase (decrease)	1,518,330	$ 10,038,725	415,836	$ 2,853,449

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Annual Report | 29

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Global Real Estate Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

30 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Global Real Estate Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

e. Transfer Agent Fees

For the year ended July 31, 2012, the Fund paid transfer agent fees of $181,713, of which $98,812 was retained by Investor Services.

f. Waiver and Expense Reimbursements

FT Institutional and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 1.08% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2012. Prior to December 1, 2011, common expenses were limited to 1.05%.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended July 31, 2012, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as either short-term or long-term, rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment tax years.

Annual Report | 31

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Global Real Estate Fund

5. INCOME TAXES (continued)

At July 31, 2012, capital loss carryforwards were as follows:

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At July 31, 2012, the Fund deferred post-October capital losses of $1,522,168.

The tax character of distributions paid during the years ended July 31, 2012 and 2011, was as follows:

At July 31, 2012, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2012, aggregated $30,441,090 and $23,614,676, respectively.

32 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Global Real Estate Fund

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the year ended July 31, 2012, the Fund did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

Annual Report | 33

Franklin Global Trust

Notes to Financial Statements *(continued)*

Franklin Global Real Estate Fund

9. Fair Value Measurements *(continued)*

A summary of inputs used as of July 31, 2012, in valuing the Fund's assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Equity Investments[a,b]	$102,550,588	$ —	$ —	$102,550,588
Short Term Investments	—	2,400,000	—	2,400,000
Total Investments in Securities	$102,550,588	$2,400,000	$ —	$104,950,588

[a]Includes common and convertible preferred stocks as well as other equity investments.

10. New Accounting Pronouncements

11. Subsequent Events

Abbreviations

Selected Portfolio

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
SPDR - S&P Depositary Receipt

34 | Annual Report

Franklin Global Trust

Report of Independent Registered Public Accounting Firm

Franklin Global Real Estate Fund

To the Board of Trustees and Shareholders of Franklin Global Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Global Real Estate Fund (one of the funds constituting Franklin Global Trust, hereafter referred to as the “Fund”) at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 17, 2012

Annual Report | 35

Franklin Global Trust

Tax Information (unaudited)

Franklin Global Real Estate Fund

Under Section 854(b)(1)(B) of the Internal Revenue Code (Code), the Fund hereby reports the maximum amount allowable but no less than $599,801 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2012. Distributions, including qualified dividend income, paid during calendar year 2012 will be reported to shareholders on Form 1099-DIV by mid-February 2013. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At July 31, 2011, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on September 14, 2011, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign qualified dividends as reported by the Fund, to Class A, Class C, and Advisor Class shareholders of record.

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

36 | Annual Report

Franklin Global Trust

Tax Information (unaudited) (continued)

Franklin Global Real Estate Fund

By mid-February 2012, shareholders received Form 1099-DIV which included their share of taxes paid and foreign source income distributed during the calendar year 2011. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2011 individual income tax returns.

1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

Annual Report | 37

38 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	132	Boeing Capital Corporation (aircraft financing).
Principal Occupation During at Least the Past 5 Years: Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and **formerly,** Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).				
Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2005	132	Hess Corporation (exploration and refining of oil and gas).
Principal Occupation During at Least the Past 5 Years: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).				
Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	142	Cbeyond, Inc. (business communications provider), The Southern Company (energy company) and The Washington Post Company (education and media organization).
Principal Occupation During at Least the Past 5 Years: John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011); and **formerly,** Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products) (2004-May 2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).				
John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2006 and Lead Independent Trustee since 2008	107	None
Principal Occupation During at Least the Past 5 Years: President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and **formerly,** Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).				

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
****Charles B. Johnson (1933)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Since 2000	132	None
Principal Occupation During at Least the Past 5 Years: Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Annual Report | 39

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
****Gregory E. Johnson (1961)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	92	None

Principal Occupation During at Least the Past 5 Years:
Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 34 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since April 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Breda M. Beckerle (1958) 600 Fifth Avenue New York, NY 10020	Chief Compliance Officer and Vice President	Since May 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; Vice President and Compliance Officer – Commingled Trusts, Fiduciary Trust International of the South; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

40 | Annual Report

Annual Report | 41

42 | Annual Report

Franklin Global Trust

Shareholder Information

Franklin Global Real Estate Fund

Board Review of Investment Management Agreement

At a meeting held February 28, 2012, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreements for each of the separate funds within Franklin Global Trust including Franklin Global Real Estate Fund (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared a Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically

Annual Report | 43

Franklin Global Trust

Shareholder Information (continued)

Franklin Global Real Estate Fund

Board Review of Investment Management Agreement (continued)

furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper reports prepared for the Fund showed the investment performance of the largest share class of the Fund in comparison to a performance universe selected

44 | Annual Report

Franklin Global Trust

Shareholder Information (continued)

Franklin Global Real Estate Fund

Board Review of Investment Management Agreement (continued)

by Lipper. Comparative performance for the Fund was shown for the one-year period ended December 31, 2011, and for additional periods ended that date depending on when a particular Fund commenced operations. The performance universe for the Fund consisted of the Fund and all retail and institutional global real estate funds as selected by Lipper. The Fund has been in operation for only five full years at the date of the Lipper report, which showed the total return of the Fund’s Class A shares to be in the second-highest performing quintile of such performance universe in 2011, and on an annualized basis to also be in the second-highest performing quintile for the two-year period, but to be in the lowest performing quintile of such performance universe for the previous three-, four- and five-year periods. The Board has discussed with management steps being taken to improve the Fund’s investment performance, including the appointment in 2010 of an additional portfolio manager, and was satisfied with the efforts being made by management to improve such performance.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratio of the dominant share class of the Fund with those of a comparative share class within a group of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes the advisory and administrative fees directly charged to the Fund as being part of the management fee. The contractual investment management fee rates for the Fund were above the median of its Lipper expense group, but the actual total expense ratio was below the median of its Lipper expense group. The Board found the expenses of the Fund to be acceptable, noting they were subsidized by management.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2011, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the

Annual Report | 45

Franklin Global Trust

Shareholder Information (continued)

Franklin Global Real Estate Fund

Board Review of Investment Management Agreement (continued)

analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund’s independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, and taking into account the fact that the expenses of the Fund were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board believed it unlikely that economies of scale existed in the management of the Fund, which had less than $100 million of assets at December 31, 2011.

46 | Annual Report

Franklin Global Trust

Shareholder Information (continued)

Franklin Global Real Estate Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

Annual Report | 47

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VALUE | BLEND | GROWTH | **SECTOR** | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON
INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

Franklin Global Real Estate Fund

Investment Manager
Franklin Templeton Institutional, LLC

Distributor
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(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

495 A 09/12

JULY 31, 2012

ANNUAL REPORT AND SHAREHOLDER LETTER

Franklin International Growth Fund

Franklin International Small Cap Growth Fund

Sign up for electronic delivery at **franklintempleton.com/edelivery**

INTERNATIONAL

FRANKLIN GLOBAL TRUST

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

| 1

Annual Report

Economic and Market Overview

The U.S. economy, as measured by gross domestic product, grew at a moderate but declining rate during the year as heightened concerns about several factors weighed on business spending. These included worries about the pace of the global economic recovery, developments in the ongoing European fiscal and banking crisis, and the looming possibility that U.S. tax increases and government expenditure reductions will come into effect at the end of 2012.

The national unemployment rate declined to a multi-year low of 8.1% in April, but ended the period at 8.3%, down from 9.1% a year earlier.1 Commodity prices declined during the year, contributing to lower producer prices and slowing consumer price inflation growth. In this environment, the U.S. Federal Reserve Board anticipated it would maintain historically low interest rates at least through late 2014. Similarly, the European Central Bank, Bank of Japan and Bank of England continued to pursue historically accommodative monetary policies. During the period, the central banks of China, Brazil and India took measures, such as interest rate reductions, to stimulate growth.

Global stock markets rallied from December 2011 through March 2012 as investors welcomed positive corporate earnings reports and became generally more optimistic about the global economic recovery and European leaders’ progress in solving the region’s sovereign debt crisis. U.S. stock markets reached multi-year highs in late March and early April 2012, but declined sharply in May as renewed concerns about a global economic slowdown and the eurozone sovereign debt crisis dragged world markets lower. In this recent environment, many investors sought perceived safe havens such as the Japanese yen, the U.S. dollar and U.S. Treasuries. By period-end, the nominal yield on the 10-year U.S. Treasury note had declined to 1.51%.

At the end of the reporting period, significant challenges to the U.S. economy remained, including weak jobs reports, lack of broad public and political agreement on how to achieve U.S. deficit reduction, and uncertainty surrounding deeply indebted European countries including Greece, Italy and Spain. Signs of China’s economic growth slowdown further contributed to pessimism.

1. Source: Bureau of Labor Statistics.

Annual Report | 3

Although long-term resolution of European debt issues remained unclear, the European Central Bank’s latest plan to directly recapitalize troubled banks throughout the eurozone, as well as a late-June proposal leaning toward fiscal and banking union, supported cautious optimism in U.S. and global markets.

The foregoing information reflects our analysis and opinions as of July 31, 2012. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

4 | Annual Report

Franklin International Growth Fund

Your Fund's Goal and Main Investments: The Fund seeks long-term capital appreciation by investing predominantly in equity securities of mid- and large-capitalization companies, generally those with market capitalizations greater than $2 billion, located outside the U.S., including developing or emerging market countries. The Fund considers international companies to be those organized under the laws of a country outside the U.S. or having a principal office in a country outside the U.S., or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside the U.S.

This annual report for Franklin International Growth Fund covers the fiscal year ended July 31, 2012.

Performance Overview

For the 12 months ended July 31, 2012, Franklin International Growth Fund – Class A had a -6.46% cumulative total return. The Fund performed better than the -10.99% total return of its benchmark, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global developed stock market performance excluding the U.S. and Canada.[1] You can find more of the Fund's performance data in the Performance Summary beginning on page 8.

Investment Strategy

In choosing individual equity investments, we employ a disciplined, bottom-up approach to identify attractive investment opportunities that have higher expected revenue and earnings growth than their peers. We use a growth investment style and in-depth, fundamental research to identify high-quality companies, across all industry groups, with sustainable business models that offer the most attractive combination of growth and quality.

Manager's Discussion

The Fund's stock selection in the materials, consumer discretionary and information technology (IT) sectors and an overweighted allocation in the health

Geographic Breakdown
Franklin International Growth Fund
Based on Total Net Assets as of 7/31/12

Europe
62.8%
Asia
13.4%
Australia & New Zealand
11.0%
Middle East & Africa
2.8%
North America
2.7%
Latin America & Caribbean
2.4%
Short-Term Investments & Other Net Assets
4.9%

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 30.

Annual Report | 5

care sector helped drive performance relative to the MSCI EAFE Index.2 In the materials sector, share prices advanced for chemicals firms Symrise3 (Germany) and Syngenta (Switzerland). An underweighting in the metals and mining industry also helped results. In the consumer discretionary sector, positions in Hong Kong-based consumer goods distributor Li & Fung, Spanish fashion retailer Inditex and Italian fashion eyewear firm Luxottica Group3 contributed to results. The Fund’s positions in the IT sector also aided relative results, where an overweighting in software companies The Sage Group (U.K.) and Dassault Systemes (France) was particularly beneficial. Furthermore, overweighting in health care sector holdings helped performance, including Australian biotech-nology company CSL and Swedish medical technology company Getinge.

Other key holdings that boosted relative returns included global institutional and retail asset manager Aberdeen Asset Management (U.K.); personal hygiene, food and snacks, and skin care products manufacturer Hengan International Group (China);3 and credit reporting agency Experian (U.K.).

Conversely, the Fund’s stock selection in the financials sector was a major detractor from relative performance, and underweighting in the consumer staples sector also hindered results.4 In the financials sector, U.K.-based alternative investment manager Man Group5 was a key underperformer, as were leading global financial services firm Credit Suisse Group (Switzerland), U.K. insurer Admiral Group and German trading exchange Deutsche Boerse. Notable detractors in other sectors included raw materials supplier and transporter Noble Group (Hong Kong), Japanese medical products and equipment manufacturer Terumo,5 French satellite operator and broadband facilities provider Eutelsat Communications,5 Swiss power plant equipment manufacturer ABB,5 Israeli security software provider Check Point Software Technologies, and Swiss construction and manufacturing chemicals company Sika.

Regionally, stock selection in European countries such as Spain, Italy, France and Germany was positive for relative performance and overcame the drag of stock selection in Switzerland and the U.K. Stock selection in Asia aided relative results, led by positions in China.6 Stock selection and overweighting in

2. The materials sector comprises chemicals and metals and mining in the SOI. The consumer discretionary sector comprises distributors, diversified consumer services, leisure equipment and products, media and specialty retail in the SOI. The IT sector comprises Internet software and services, semiconductors and semiconductor equipment, and software in the SOI. The health care sector comprises biotechnology, health care equipment and supplies, and pharmaceuticals in the SOI.

3. This holding is not an index component.

4. The financials sector comprises capital markets, commercial banks, diversified financial services, insurance, and real estate management and development in the SOI. The consumer staples sector comprises food and staples retailing, household products and personal products in the SOI.

5. Sold by period-end.

6. China is not part of the index.

6 | Annual Report

Australia also helped the Fund's performance. In contrast, an overweighted allocation and stock selection in Israel detracted from results.

M. Par Rostom, CFA

Coleen F. Barbeau

Portfolio Management Team
Franklin International Growth Fund

CFA® is a trademark owned by CFA Institute.

Top 10 Equity Holdings
Franklin International Growth Fund
7/31/12

Company *Sector/Industry, Country*	% of Total Net Assets
Novo Nordisk AS, B *Pharmaceuticals, Denmark*	3.1%
Fugro NV *Energy Equipment & Services, Netherlands*	3.1%
CSL Ltd. *Biotechnology, Australia*	3.0%
United Overseas Bank Ltd. *Commercial Banks, Singapore*	2.9%
Saipem SpA *Energy Equipment & Services, Italy*	2.9%
WorleyParsons Ltd. *Energy Equipment & Services, Australia*	2.9%
DSV AS, B *Road & Rail, Denmark*	2.9%
Umicore SA *Metals & Mining, Belgium*	2.8%
Li & Fung Ltd. *Distributors, Hong Kong*	2.8%
Hang Lung Properties Ltd. *Real Estate Management & Development, Hong Kong*	2.8%

Annual Report | 7

Performance Summary as of 7/31/12

Franklin International Growth Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 1.19% (other than certain nonroutine expenses) until 11/30/12.

Annual Report | 9

Performance Summary (continued)

Total Return Index Comparison For a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

10 | Annual Report

Annual Report | 11

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund is intended for long-term investors who are comfortable with fluctuations in the value of their investment, especially over the short term. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Midsized companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger company stocks, especially over the short term. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect the expense reduction, without which the results would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Source: © 2012 Morningstar. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

12 | Annual Report

Your Fund’s Expenses

Franklin International Growth Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.49%; C: 2.18%; R: 1.69%; and Advisor: 1.19%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

14 | Annual Report

Franklin International Small Cap Growth Fund

Your Fund's Goal and Main Investments: The Fund seeks long-term capital appreciation by investing at least 80% of its net assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with market capitalizations not exceeding $5 billion (or the equivalent in local currencies), or the highest market capitalization of the MSCI Europe, Australasia, Far East (EAFE) Small Cap Index, whichever is greater, at the time of purchase. The Fund considers international companies to be those organized under the laws of a country outside North America or having a principal office in a country outside North America, or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside North America.

Geographic Breakdown
Franklin International Small Cap Growth Fund
Based on Total Net Assets as of 7/31/12

Europe	69.6%
Asia	20.0%
North America	5.7%
Short-Term Investments & Other Net Assets	4.7%

This annual report for Franklin International Small Cap Growth Fund covers the fiscal year ended July 31, 2012.

Performance Overview

For the 12 months ended July 31, 2012, Franklin International Small Cap Growth Fund – Class A had a -7.14% cumulative total return. The Fund performed better than the -13.53% total return of its benchmark, the MSCI EAFE Small Cap Index, which tracks small cap equity performance in global

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 36.

Annual Report | 15

developed markets excluding the U.S. and Canada.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 19.

Investment Strategy

In choosing individual equity investments, we utilize a fundamental, bottom-up approach involving in-depth analysis of individual equity securities. We employ a quantitative and qualitative approach to identify smaller international companies that we believe have the potential to generate attractive returns with lower downside risk. Such companies tend to have proprietary products and services, which can sustain a longer term competitive advantage, and they tend to have a higher probability of maintaining a strong balance sheet and/or generating cash flow. After we identify a company, we conduct thorough analysis to establish its earning prospects and determine its value. Overall, we seek to invest in companies with attractive valuations.

We do not select investments for the Fund that are merely representative of the small cap asset class but instead aim to produce a portfolio of securities of exceptional companies operating in sectors that offer attractive growth potential. While we seek to outperform the MSCI EAFE Small Cap Index, the Fund may take positions that are not represented in the index.

Manager’s Discussion

During the Fund’s fiscal year, stock selection and allocations in several sectors benefited the Fund’s performance relative to the MSCI EAFE Small Cap Index. Fund holdings in the financials sector provided notable contributions to relative performance.2 Among these were U.S.-based insurer Arch Capital Group,3 which provides insurance and reinsurance globally with a focus on specialty line insurance, and U.K.-based global real estate advisor and management firm Savills.

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. The financials sector comprises capital markets, diversified financial services, insurance, and real estate management and development in the SOI.

3. This holding is not an index component.

16 | Annual Report

Leading contributors from the industrials sector included three U.K.-based companies, De La Rue, QinetiQ Group and Experian.[4] De La Rue supplies identity, electronic payment and smart card systems to commerce and governments worldwide, as well as cash design and production services. QinetiQ Group provides technology-based defense, security and intelligence solutions for governments and the private sector. Experian,[3] a credit reporting agency, also provides organizations with data and analytical tools to manage credit risk, prevent fraud, target marketing offers and automate decision making.

An overweighting in the consumer staples sector benefited the Fund's relative performance with strong returns from South Korea-based Binggrae,[3] a producer and seller of ice cream, dairy drinks and snacks; and Aderans, a Japanese wig manufacturer and hair restoration services provider.[5] In other sectors, contributors included Optimal Payments,[3] a U.K.-based international provider of online payment and money transfer services and merchant account facilities, leading Japanese advertising agency ASATSU-DK, and Netherlands-based Wavin,[6] a provider of plumbing and drainage, air conditioning and heating, and soil and waste services.

In contrast, an underweighting in information technology (IT) and our investment in French mailing systems provider and consultant Neopost hurt relative results.[7] Consumer discretionary holdings such as JUMBO, a Greece-based producer of toys, baby items and seasonal products; and French recreational boat and mobile home producer Beneteau also weighed on relative performance.[8] Other detractors included U.K.-based home emergency insurer Homeserve,[6] French cable and cabling systems provider Nexans, Belgium-based global investment fund RHJ International, Dutch food and staples retailer Sligro Food Group and Irish building materials provider Grafton Group.

From a regional perspective, stock selection in Asia and Europe, particularly in Japan, the U.K. and Italy, and an overweighted allocation to the U.K., as well as investments in off-benchmark South Korea, helped boost relative performance. Although Europe overall was positive for the Fund's relative performance, stock selection in France and an overweighted allocation to Greece detracted.

Top 10 Equity Holdings
Franklin International
Small Cap Growth Fund
7/31/12

Company *Sector/Industry, Country*	% of Total Net Assets
Carpetright PLC *Specialty Retail, U.K.*	4.6%
Binggrae Co. Ltd. *Food Products, South Korea*	4.6%
ASATSU-DK Inc. *Media, Japan*	3.6%
Euler Hermes SA *Insurance, France*	3.6%
C&C Group PLC *Beverages, Ireland*	3.5%
Sankyo Co. Ltd. *Leisure Equipment & Products, Japan*	3.5%
RHJ International *Diversified Financial Services, Belgium*	3.5%
Savills PLC *Real Estate Management & Development, U.K.*	3.5%
Prysmian SpA *Electrical Equipment, Italy*	3.4%
Arch Capital Group Ltd. *Insurance, U.S.*	3.2%

4. The industrials sector comprises aerospace and defense, building products, commercial services and supplies, construction and engineering, electrical equipment, industrial conglomerates, machinery, marine, professional services, trading companies and distributors, and transportation infrastructure in the SOI.

5. The consumer staples sector comprises beverages, food and staples retailing, food products, household products and personal products in the SOI.

6. Sold by period-end.

7. The IT sector comprises IT services and office electronics in the SOI.

Annual Report | 17

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended July 31, 2012, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

Thank you for your continued participation in Franklin International Small Cap Growth Fund. We look forward to serving your future investment needs.

Edwin Lugo, CFA Portfolio Manager

Franklin International Small Cap Growth Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of July 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

18 | Annual Report

Performance Summary as of 7/31/12

Franklin International Small Cap Growth Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Annual Report | 19

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.95% (other than certain nonroutine expenses) until 11/30/12.

20 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 21

22 | Annual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund is intended for long-term investors who are comfortable with fluctuations in the value of their investment, especially over the short term. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Smaller and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger company stocks, especially over the short term. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Class R:

These shares have higher annual fees and expenses than Class A shares.

Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect the expense reduction, without which the results would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. 4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Source: © 2012 Morningstar. The MSCI EAFE Small Cap Index is a free float-adjusted, market capitalization-weighted index designed to measure the performance of small cap equity securities of global developed markets excluding the U.S. and Canada.

Annual Report | 23

Your Fund’s Expenses

Franklin International Small Cap Growth Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

24 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Annual Report | 25

26 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 27

28 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 29

Franklin Global Trust

Statement of Investments, July 31, 2012

Franklin International Growth Fund	Country	Shares	Value
Common Stocks 95.1%			
Aerospace & Defense 2.5%			
MTU Aero Engines Holding AG	Germany	23,200	$ 1,746,400
Biotechnology 3.0%			
CSL Ltd.	Australia	46,650	2,092,250
Capital Markets 3.2%			
Aberdeen Asset Management PLC	United Kingdom	445,900	1,805,092
Credit Suisse Group AG	Switzerland	22,200	378,830
			2,183,922
Chemicals 7.5%			
Sika AG	Switzerland	870	1,626,293
Symrise AG	Germany	57,700	1,814,609
Syngenta AG	Switzerland	5,135	1,755,146
			5,196,048
Commercial Banks 5.6%			
Bank of Nova Scotia	Canada	35,800	1,868,245
[a,b]Irish Bank Resolution Corp. Ltd.	Ireland	11,500	—
United Overseas Bank Ltd.	Singapore	126,812	2,037,632
			3,905,877
Distributors 2.8%			
Li & Fung Ltd.	Hong Kong	975,187	1,924,078
Diversified Financial Services 2.5%			
Deutsche Boerse AG	Germany	34,600	1,722,670
Energy Equipment & Services 8.9%			
Fugro NV	Netherlands	32,350	2,119,533
Saipem SpA	Italy	44,050	2,035,177
WorleyParsons Ltd.	Australia	73,900	2,025,129
			6,179,839
Food & Staples Retailing 2.6%			
Woolworths Ltd.	Australia	59,090	1,773,202
Health Care Equipment & Supplies 10.2%			
Cochlear Ltd.	Australia	25,053	1,735,173
Elekta AB, B	Sweden	40,505	1,883,898
Essilor International SA	France	18,650	1,625,563
Getinge AB, B	Sweden	64,520	1,846,234
			7,090,868
Household Products 2.6%			
Reckitt Benckiser Group PLC	United Kingdom	33,150	1,822,127
Insurance 2.3%			
Admiral Group PLC	United Kingdom	94,500	1,618,358
Internet Software & Services 2.4%			
MercadoLibre Inc.	Argentina	25,100	1,676,931
Metals & Mining 2.9%			
Umicore SA	Belgium	44,450	1,971,621

30 | Annual Report

Franklin Global Trust

Statement of Investments, July 31, 2012 *(continued)*

Franklin International Growth Fund	Country	Shares	Value
Common Stocks (continued)			
Personal Products 2.3%			
Hengan International Group Co. Ltd.	China	167,600	$ 1,593,967
Pharmaceuticals 3.1%			
Novo Nordisk AS, B	Denmark	13,800	2,132,327
Professional Services 5.1%			
Experian PLC	United Kingdom	118,904	1,769,288
SGS SA	Switzerland	880	1,763,064
			3,532,352
Real Estate Management & Development 2.8%			
Hang Lung Properties Ltd.	Hong Kong	540,000	1,921,968
Road & Rail 2.9%			
DSV AS, B	Denmark	94,000	2,018,982
Semiconductors & Semiconductor Equipment 4.1%			
ARM Holdings PLC	United Kingdom	213,160	1,843,612
ASML Holding NV	Netherlands	17,500	1,016,741
			2,860,353
Software 8.1%			
[a]Check Point Software Technologies Ltd.	Israel	39,300	1,908,801
Dassault Systemes SA	France	19,100	1,889,452
The Sage Group PLC	United Kingdom	398,900	1,798,350
			5,596,603
Specialty Retail 2.7%			
Inditex SA	Spain	17,900	1,846,285
Textiles, Apparel & Luxury Goods 2.4%			
Luxottica Group SpA, ADR	Italy	47,700	1,627,524
Trading Companies & Distributors 2.6%			
Noble Group Ltd.	Hong Kong	2,040,318	1,762,145
Total Common Stocks (Cost $61,385,009)			65,796,697
Short Term Investments (Cost $3,404,759) 4.9%			
Money Market Funds 4.9%			
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	3,404,759	3,404,759
Total Investments (Cost $64,789,768) 100.0%			69,201,456
Other Assets, less Liabilities 0.0%[†]			7,924
Net Assets 100.0%			$69,209,380

See Abbreviations on page 53.

[†]Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Security has been deemed illiquid because it may not be able to be sold within seven days.
[c]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Franklin Global Trust

Financial Highlights

Franklin International Small Cap Growth Fund

Class A	Year Ended July 31, 2012	2011	2010	2009	2008[a]
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$16.31	$14.99	$12.33	$19.88	$22.43
Income from investment operations[b]:					
Net investment income[c]	0.25	0.28	0.19	0.13	0.08
Net realized and unrealized gains (losses)	(1.48)	1.29	2.49	(2.88)	(2.63)
Total from investment operations	(1.23)	1.57	2.68	(2.75)	(2.55)
Less distributions from:					
Net investment income	(0.20)	(0.25)	(0.02)	(0.40)	—
Net realized gains	(0.50)	—	—	(4.40)	—
Total distributions	(0.70)	(0.25)	(0.02)	(4.80)	—
Redemption fees[d]	—	—	—	—	—[e]
Net asset value, end of year	$14.38	$16.31	$14.99	$12.33	$19.88
Total return[f]	(7.14)%	10.47%	21.74%	(5.00)%	(11.37)%
Ratios to average net assets[g]					
Expenses before waiver and payments by affiliates and expense reduction	1.49%	1.47%	1.52%	2.10%	1.74%
Expenses net of waiver and payments by affiliates	1.24%	1.25%	1.25%	1.25%	1.26%
Expenses net of waiver and payments by affiliates and expense reduction	1.24%	1.25%	1.25%[h]	1.25%[h]	1.25%
Net investment income	1.72%	1.75%	1.32%	1.57%	1.33%
Supplemental data					
Net assets, end of year (000's)	$166,577	$150,989	$69,739	$10,520	$145
Portfolio turnover rate	17.07%	17.52%	30.27%	71.98%	70.52%

[a]For the period May 15, 2008 (effective date) to July 31, 2008.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust

Financial Highlights *(continued)*

Franklin International Small Cap Growth Fund

Class C	Year Ended July 31, 2012	2011	2010	2009	2008[a]
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$16.13	$14.85	$12.29	$19.86	$22.43
Income from investment operations[b]:					
Net investment income[c]	0.14	0.17	0.09	0.06	0.04
Net realized and unrealized gains (losses)	(1.45)	1.27	2.48	(2.87)	(2.61)
Total from investment operations	(1.31)	1.44	2.57	(2.81)	(2.57)
Less distributions from:					
Net investment income	(0.07)	(0.16)	(0.01)	(0.36)	—
Net realized gains	(0.50)	—	—	(4.40)	—
Total distributions	(0.57)	(0.16)	(0.01)	(4.76)	—
Redemption fees[d]	—	—	—	—	—[e]
Net asset value, end of year	$14.25	$16.13	$14.85	$12.29	$19.86
Total return[f]	(7.81)%	9.69%	20.93%	(5.51)%	(11.46)%
Ratios to average net assets[g]					
Expenses before waiver and payments by affiliates and expense reduction	2.20%	2.17%	2.22%	2.80%	2.44%
Expenses net of waiver and payments by affiliates	1.95%	1.95%	1.95%	1.95%	1.96%
Expenses net of waiver and payments by affiliates and expense reduction	1.95%	1.95%	1.95%[h]	1.95%[h]	1.95%
Net investment income	1.01%	1.05%	0.62%	0.87%	0.63%
Supplemental data					
Net assets, end of year (000's)	$14,278	$19,127	$10,378	$1,720	$79
Portfolio turnover rate	17.07%	17.52%	30.27%	71.98%	70.52%

[a]For the period May 15, 2008 (effective date) to July 31, 2008.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust

Financial Highlights *(continued)*

Franklin International Small Cap Growth Fund

Class R	Year Ended July 31, 2012	2011	2010	2009	2008[a]
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$16.29	$14.96	$12.33	$19.87	$22.43
Income from investment operations[b]:					
Net investment income[c]	0.22	0.25	0.17	0.14	0.07
Net realized and unrealized gains (losses)	(1.48)	1.29	2.48	(2.92)	(2.63)
Total from investment operations	(1.26)	1.54	2.65	(2.78)	(2.56)
Less distributions from:					
Net investment income	(0.18)	(0.21)	(0.02)	(0.36)	—
Net realized gains	(0.50)	—	—	(4.40)	—
Total distributions	(0.68)	(0.21)	(0.02)	(4.76)	—
Redemption fees[d]	—	—	—	—	—[e]
Net asset value, end of year	$14.35	$16.29	$14.96	$12.33	$19.87
Total return[f]	(7.37)%	10.30%	21.50%	(5.37)%	(11.37)%
Ratios to average net assets[g]					
Expenses before waiver and payments by affiliates and expense reduction	1.70%	1.67%	1.72%	2.30%	1.94%
Expenses net of waiver and payments by affiliates	1.45%	1.45%	1.45%	1.45%	1.46%
Expenses net of waiver and payments by affiliates and expense reduction	1.45%	1.45%	1.45%[h]	1.45%[h]	1.45%
Net investment income	1.51%	1.55%	1.12%	1.37%	1.13%
Supplemental data					
Net assets, end of year (000's)	$9,755	$7,718	$2,718	$224	$4
Portfolio turnover rate	17.07%	17.52%	30.27%	71.98%	70.52%

[a]For the period May 15, 2008 (effective date) to July 31, 2008.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust

Financial Highlights *(continued)*

Franklin International Small Cap Growth Fund

Advisor Class	Year Ended July 31, 2012	2011	2010	2009	2008
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$16.36	$15.02	$12.32	$19.90	$31.70
Income from investment operations[a]:					
Net investment income[b]	0.29	0.34	0.23	0.24	0.41
Net realized and unrealized gains (losses)	(1.48)	1.29	2.49	(3.01)	(5.13)
Total from investment operations	(1.19)	1.63	2.72	(2.77)	(4.72)
Less distributions from:					
Net investment income	(0.24)	(0.29)	(0.02)	(0.41)	(0.20)
Net realized gains	(0.50)	—	—	(4.40)	(6.88)
Total distributions	(0.74)	(0.29)	(0.02)	(4.81)	(7.08)
Redemption fees[c]	—	—	—	—	—[d]
Net asset value, end of year	$14.43	$16.36	$15.02	$12.32	$19.90
Total return	(6.87)%	10.83%	22.11%	(5.01)%	(17.16)%
Ratios to average net assets					
Expenses before waiver and payments by affiliates and expense reduction	1.20%	1.17%	1.22%	1.80%	1.44%
Expenses net of waiver and payments by affiliates	0.95%	0.95%	0.95%	0.95%	0.96%
Expenses net of waiver and payments by affiliates and expense reduction	0.95%	0.95%	0.95%[e]	0.95%[e]	0.95%
Net investment income	2.01%	2.05%	1.62%	1.87%	1.63%
Supplemental data					
Net assets, end of year (000's)	$376,590	$380,337	$224,101	$13,680	$23,271
Portfolio turnover rate	17.07%	17.52%	30.27%	71.98%	70.52%

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust

Statement of Investments, July 31, 2012

Franklin International Small Cap Growth Fund	Country	Shares	Value
Common Stocks 95.3%			
Aerospace & Defense 2.9%			
QinetiQ Group PLC	United Kingdom	6,235,728	$ 16,387,478
Beverages 4.6%			
C&C Group PLC	Ireland	4,564,600	20,050,134
Thai Beverage PCL	Thailand	23,941,000	6,154,993
			26,205,127
Building Products 2.6%			
Uponor OYJ	Finland	1,417,450	14,702,177
Capital Markets 1.4%			
[a]ARA Asset Management Ltd., 144A	Singapore	7,327,802	8,212,649
Commercial Services & Supplies 2.9%			
De La Rue PLC	United Kingdom	1,031,199	16,520,180
Construction & Engineering 1.2%			
Keller Group PLC	United Kingdom	918,200	6,714,448
Distributors 2.2%			
Headlam Group PLC	United Kingdom	2,852,100	12,345,022
Diversified Consumer Services 1.8%			
Dignity PLC	United Kingdom	727,911	10,175,196
Diversified Financial Services 3.5%			
[b]RHJ International	Belgium	4,225,082	19,754,456
Electrical Equipment 5.3%			
Nexans SA	France	255,600	11,184,846
Prysmian SpA	Italy	1,190,500	19,144,821
			30,329,667
Food & Staples Retailing 3.0%			
Sligro Food Group NV	Netherlands	733,500	16,971,483
Food Products 4.6%			
Binggrae Co. Ltd.	South Korea	330,865	25,956,049
Household Products 2.6%			
[b]McBride PLC	United Kingdom	7,778,200	14,600,779
Industrial Conglomerates 3.0%			
DCC PLC	Ireland	683,628	16,982,534
Insurance 9.3%			
[b]Arch Capital Group Ltd.	United States	464,737	18,031,796
Euler Hermes SA	France	325,693	20,333,176
Fairfax Financial Holdings Ltd.	Canada	38,400	14,450,481
			52,815,453
IT Services 2.8%			
[b,c]Optimal Payments PLC	United Kingdom	14,046,670	15,963,671
Leisure Equipment & Products 6.0%			
Beneteau	France	1,501,332	14,319,796
Sankyo Co. Ltd.	Japan	397,800	19,807,258
			34,127,054

36 | Annual Report

Franklin Global Trust

Statement of Investments, July 31, 2012 *(continued)*

Franklin International Small Cap Growth Fund	Country	Shares	Value
Common Stocks (continued)			
Machinery 4.3%			
Spirax-Sarco Engineering PLC	United Kingdom	247,895	$ 7,637,693
Zardoya Otis SA	Spain	1,483,943	16,523,884
			24,161,577
Marine 2.2%			
Irish Continental Group PLC	Ireland	687,316	12,634,364
Media 3.6%			
ASATSU-DK Inc.	Japan	706,900	20,367,768
Office Electronics 2.8%			
Neopost SA	France	275,214	15,705,349
Personal Products 2.8%			
[b]Aderans Co. Ltd.	Japan	1,300,200	15,793,790
Professional Services 2.5%			
Experian PLC	United Kingdom	963,992	14,344,170
Real Estate Management & Development 6.5%			
Daibiru Corp.	Japan	2,462,300	17,366,110
Savills PLC	United Kingdom	3,421,574	19,675,956
			37,042,066
Specialty Retail 6.7%			
[b]Carpetright PLC	United Kingdom	2,816,705	26,072,499
JUMBO SA	Greece	3,247,540	12,107,193
			38,179,692
Trading Companies & Distributors 3.1%			
Grafton Group PLC	Ireland	5,074,058	17,355,877
Transportation Infrastructure 1.1%			
Flughafen Wien AG	Austria	162,000	6,319,593
Total Common Stocks (Cost $569,146,551)			540,667,669
		Principal Amount	
Short Term Investments 4.8%			
Time Deposits 4.8%			
Bank of Montreal, 0.09%, 8/01/12	United States	$13,000,000	13,000,000
Royal Bank of Canada, 0.10%, 8/01/12	United States	14,000,000	14,000,000
Total Time Deposits (Cost $27,000,000)			27,000,000
Total Investments (Cost $596,146,551) 100.1%			567,667,669
Other Assets, less Liabilities (0.1)%			(467,410)
Net Assets 100.0%			$567,200,259

[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.

[b]Non-income producing.

[c]See Note 9 regarding holdings of 5% voting securities.

Annual Report | The accompanying notes are an integral part of these financial statements. | 37

38 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Global Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
July 31, 2012

Annual Report | The accompanying notes are an integral part of these financial statements. | 39

Franklin Global Trust

Financial Statements *(continued)*

Statements of Operations

for the year ended July 31, 2012

	Franklin International Growth Fund	Franklin International Small Cap Growth Fund
Investment income:		
Dividends (net of foreign taxes)[a]	$ 1,429,451	$ 15,967,513
Interest	29	15,127
Total investment income	1,429,480	15,982,640
Expenses:		
Management fees (Note 3a)	355,527	4,052,826
Administrative fees (Note 3b)	95,796	1,079,487
Distribution fees: (Note 3c)		
Class A	47,448	465,114
Class C	23,454	152,379
Class R	389	43,329
Transfer agent fees (Note 3e)	54,471	720,307
Special servicing agreement fees (Note 10)	—	201,989
Custodian fees (Note 4)	11,389	152,233
Reports to shareholders	8,985	69,620
Registration and filing fees	61,199	120,734
Professional fees	45,972	49,634
Trustees' fees and expenses	925	34,454
Other	14,207	15,596
Total expenses	719,762	7,157,702
Expenses waived/paid by affiliates (Note 3f)	(83,598)	(1,362,770)
Net expenses	636,164	5,794,932
Net investment income	793,316	10,187,708
Realized and unrealized gains (losses):		
Net realized gain (loss) from:		
Investments	(3,589,882)	1,804,350
Foreign currency transactions	(13,784)	(50,029)
Net realized gain (loss)	(3,603,666)	1,754,321
Net change in unrealized appreciation (depreciation) on:		
Investments	169,533	(51,787,362)
Translation of other assets and liabilities denominated in foreign currencies	(9,433)	(61,428)
Net change in unrealized appreciation (depreciation)	160,100	(51,848,790)
Net realized and unrealized gain (loss)	(3,443,566)	(50,094,469)
Net increase (decrease) in net assets resulting from operations	$(2,650,250)	$(39,906,761)

[a]Foreign taxes withheld on dividends .... $ 91,815 $ 1,086,684

40 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 41

Franklin Global Trust

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds, two of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value. Time deposits are valued at cost, which approximates market value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate

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Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the

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Franklin Global Trust

Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued) b. Foreign Currency Translation (continued)

U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of July 31, 2012, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Funds are notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

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Notes to Financial Statements *(continued)*

1. Organization and Significant Accounting Policies *(continued)*

d. Security Transactions, Investment Income, Expenses and Distributions *(continued)*

e. Accounting Estimates

f. Guarantees and Indemnifications

2. Shares of Beneficial Interest

At July 31, 2012, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

	Franklin International Growth Fund		Franklin International Small Cap Growth Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Year ended July 31, 2012				
Shares sold	1,726,000	$ 15,480,928	6,505,459	$ 93,954,559
Shares issued in reinvestment of distributions	13,182	107,300	585,983	7,711,537
Shares redeemed	(1,149,478)	(10,148,664)	(4,763,742)	(68,839,554)
Net increase (decrease)	589,704	$ 5,439,564	2,327,700	$ 32,826,542
Year ended July 31, 2011				
Shares sold	907,782	$ 9,128,207	6,613,412	$109,092,872
Shares issued in reinvestment of distributions	4,706	44,611	88,349	1,458,635
Shares redeemed	(583,022)	(5,738,443)	(2,099,583)	(34,595,870)
Net increase (decrease)	329,466	$ 3,434,375	4,602,178	$ 75,955,637

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Franklin Global Trust

Notes to Financial Statements *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin International Growth Fund		Franklin International Small Cap Growth Fund	
	Shares	Amount	Shares	Amount
Class C Shares:				
Year ended July 31, 2012				
Shares sold	215,332	$ 1,901,278	266,631	$ 3,852,261
Shares issued in reinvestment of distributions	1,109	8,964	41,188	539,558
Shares redeemed	(236,483)	(2,026,379)	(491,336)	(7,062,066)
Net increase (decrease)	(20,042)	$ (116,137)	(183,517)	$ (2,670,247)
Year ended July 31, 2011				
Shares sold	208,200	$ 2,033,389	708,439	$ 11,572,195
Shares issued in reinvestment of distributions	450	4,231	7,690	126,116
Shares redeemed	(40,320)	(388,695)	(229,625)	(3,757,957)
Net increase (decrease)	168,330	$ 1,648,925	486,504	$ 7,940,354
Class R Shares:				
Year ended July 31, 2012				
Shares sold	12,935	$ 118,810	360,326	$ 5,195,469
Shares issued in reinvestment of distributions	42	344	27,962	367,698
Shares redeemed	(1,273)	(11,206)	(182,384)	(2,620,666)
Net increase (decrease)	11,704	$ 107,948	205,904	$ 2,942,501
Year ended July 31, 2011				
Shares sold	1,512	$ 14,575	340,172	$ 5,717,444
Shares issued in reinvestment of distributions	21	202	2,602	42,953
Shares redeemed	(1,553)	(14,639)	(50,586)	(826,544)
Net increase (decrease)	(20)	$ 138	292,188	$ 4,933,853
Advisor Class Shares:				
Year ended July 31, 2012				
Shares sold	3,543,124	$ 32,182,750	7,313,966	$106,781,437
Shares issued in reinvestment of distributions	3,203	26,072	1,262,598	16,641,040
Shares redeemed	(441,260)	(3,810,192)	(5,719,944)	(81,031,245)
Net increase (decrease)	3,105,067	$ 28,398,630	2,856,620	$ 42,391,232
Year ended July 31, 2011				
Shares sold	948,202	$ 9,293,756	11,212,005	$184,949,543
Shares issued in reinvestment of distributions	1,236	11,726	196,902	3,254,795
Shares redeemed	(94,336)	(903,538)	(3,083,369)	(50,914,930)
Net increase (decrease)	855,102	$ 8,401,944	8,325,538	$137,289,408

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Notes to Financial Statements *(continued)*

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.650%	Over $500 million, up to and including $1 billion
0.600%	Over $1 billion, up to and including $1.5 billion
0.550%	Over $1.5 billion, up to and including $6.5 billion
0.525%	Over $6.5 billion, up to and including $11.5 billion
0.500%	Over $11.5 billion, up to and including $16.5 billion
0.490%	Over $16.5 billion, up to and including $19 billion
0.480%	Over $19 billion, up to and including $21.5 billion
0.470%	In excess of $21.5 billion

The Franklin International Small Cap Growth Fund pays an investment management fee to Advisers of 0.75% per year of the average daily net assets of the fund.

Under a subadvisory agreement, FT Institutional, an affiliate of Advisers, provides subadvisory services to the Franklin International Small Cap Growth Fund. The subadvisory fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the fund.

b. Administrative Fees

c. Distribution Fees

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Franklin Global Trust

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

e. Transfer Agent Fees

For the year ended July 31, 2012, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

Franklin Global Trust

Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Waiver and Expense Reimbursements

Advisers, FT Institutional, and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Franklin International Growth Fund and the Franklin International Small Cap Growth Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees and acquired fund fees and expenses) for each class of the funds do not exceed 1.19% and 0.95%, respectively (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2012. Prior to December 1, 2011, common expenses for the Franklin International Growth Fund were limited to 1.15%.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended July 31, 2012, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as either short-term or long-term, rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment tax years.

At July 31, 2012, the Franklin International Growth Fund had capital loss carryforwards as follows:

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Franklin Global Trust

Notes to Financial Statements (continued)

5. INCOME TAXES (continued)

The tax character of distributions paid during the years ended July 31, 2012 and 2011, was as follows:

At July 31, 2012, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2012, were as follows:

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Notes to Financial Statements (continued)

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Franklin International Growth Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Franklin International Small Cap Growth Fund for the year ended July 31, 2012, were as shown below.

10. SPECIAL SERVICING AGREEMENT

The Franklin International Small Cap Growth Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the fund and the Allocator Funds. Under the SSA, the fund may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative and distribution fees), to the extent such payments are less than the amount of the benefits realized or expected to be realized by the fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the fund by the Allocator Funds. The Allocator Funds are either managed by Advisers or administered by FT Services. For the year ended July 31, 2012, the fund was held by one or more of the Allocator Funds and the amount of expenses borne by the fund is noted in the Statement of Operations. At July 31, 2012, 23.55% of the fund’s outstanding shares was held by one or more of the Allocator Funds.

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Franklin Global Trust

Notes to Financial Statements (continued)

11. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the year ended July 31, 2012, the Funds did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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Notes to Financial Statements (continued)

12. Fair Value Measurements (continued)

A summary of inputs used as of July 31, 2012, in valuing the Funds' assets carried at fair value, are as follows:

	Level 1	Level 2	Level 3	Total
Franklin International Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments[a]	$ 65,796,697	$ —	$ —[b]	$ 65,796,697
Short Term Investments	3,404,759	—	—	3,404,759
Total Investments in Securities	$ 69,201,456	$ —	—[b]	$ 69,201,456
Franklin International Small Cap Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments:				
Machinery	$ 24,161,577	$ —	$ —	$ 24,161,577
All Other Equity Investments[a]	516,506,092	—	—	516,506,092
Short Term Investments	—	27,000,000	—	27,000,000
Total Investments in Securities	$540,667,669	$27,000,000	$ —	$567,667,669

[a]For detailed categories, see the accompanying Statements of Investments.
[b]Includes security determined to have no value at July 31, 2012.

13. New Accounting Pronouncements

14. Subsequent Events

Abbreviations

Selected Portfolio

ADR - American Depositary Receipt

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Franklin Global Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Global Trust

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin International Growth Fund and Franklin International Small Cap Growth Fund (separate portfolios of Franklin Global Trust, hereafter referred to as the “Funds”) at July 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 17, 2012

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Tax Information (unaudited)

Under Section 854(b)(1)(A) of the Internal Revenue Code (Code), the Franklin International Growth Fund hereby reports 1.22% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended July 31, 2012.

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2012:

Distributions, including qualified dividend income, paid during calendar year 2012 will be reported to shareholders on Form 1099-DIV by mid-February 2013. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At July 31, 2012, more than 50% of the Funds’ total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. As shown in the table below, the Funds hereby report to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 14, 2011, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis of foreign tax paid, foreign source income, and foreign qualified dividends as reported by the Funds, to Class A, Class C, Class R, and Advisor Class shareholders of record.

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

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Franklin Global Trust

Tax Information (unaudited) (continued)

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By mid-February 2013, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2012. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2012 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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58 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
****Gregory E. Johnson (1961)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	92	None
Principal Occupation During at Least the Past 5 Years: Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 34 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.				
Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since April 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.				
Breda M. Beckerle (1958) 600 Fifth Avenue New York, NY 10020	Chief Compliance Officer and Vice President	Since May 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Chief Compliance Officer, Fiduciary International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; Vice President and Compliance Officer – Commingled Trusts, Fiduciary Trust International of the South; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.				
Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).				
Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.				
Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Annual Report | 59

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.				
Selena L. Holmes (1965) 100 Fountain Parkway St. Petersburg, FL 33716-1205	Vice President – AML Compliance	Since May 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Global Compliance Monitoring; and officer of 46 of the investment companies in Franklin Templeton Investments.				
Edward B. Jamieson (1948) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2010	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.				
Christopher J. Molumphy (1962) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.				
Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.				
Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton Investments.

60 | Annual Report

Annual Report | 61

Franklin Global Trust

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 28, 2012, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreements for each of the separate funds within Franklin Global Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy

62 | Annual Report

Franklin Global Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of the largest share class of the particular Fund in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2011, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board’s view of such performance.

Franklin International Growth Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional international multi-cap growth funds as selected by Lipper. The Fund has been in operation for only three full years at the date of the Lipper report, which

Annual Report | 63

Franklin Global Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

showed the total return of the Fund’s Class A shares to be in the second-highest performing quintile of its performance universe in 2011, the second-lowest performing quintile of such performance universe for 2010, and the highest performing quintile of such universe for 2009. The Board believes the Fund’s brief period of existence limited the meaningfulness of such performance record.

Franklin International Small Cap Growth Fund – The performance universe for this Fund consisted of the Fund and all retail and institutional international small/mid-cap growth funds as selected by Lipper. The Fund has been in operation for less than 10 years at the date of the Lipper report, which showed the total return of the Fund’s Advisor Class shares for the one-year period, while negative, to be in the second-highest performing quintile of such performance universe, and its positive annualized total return to be in the second-highest quintile of such universe for the previous three-year period, and the highest or best performing quintile of such universe during the previous five-year period. The Board was satisfied with the Fund’s overall comparative performance as shown in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of the dominant share class of each Fund having multiple share classes with those of a comparative share class within a group of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes the advisory and administrative fees directly charged to each fund as being part of the management fee. The contractual investment management fee rates for Franklin International Small Cap Growth Fund and Franklin International Growth Fund were at or within one basis point of the medians of their respective Lipper expense groups, and their actual total expense ratios in each case were below the median of their respective expense groups. The Board was satisfied with the comparative expenses of such Funds, noting they were subsidized by management.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Funds. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2011, being the

64 | Annual Report

Franklin Global Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds’ independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, and taking into account the fact that the expenses of each Fund were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board believed it unlikely that economies of scale existed in the management of Franklin International Growth Fund, which had less than $100 million of assets at December 31, 2011. The Board believed it unlikely that economies of scale existed in the management of Franklin International Small Cap Growth Fund in view of its specialized nature and asset size of approximately $511 million at December 31, 2011.

Annual Report | 65

Franklin Global Trust

Shareholder Information (continued)

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

66 | Annual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | **INTERNATIONAL** | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

FRANKLIN GLOBAL TRUST

Investment Managers
Franklin Advisers, Inc.
Franklin Templeton Institutional, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

FGT3 A 09/12

JULY 31, 2012

A series of Franklin Global Trust

ANNUAL REPORT

Franklin Templeton Emerging Market Debt Opportunities Fund

FRANKLIN TEMPLETON INSTITUTIONAL

Contents

Annual Report

Franklin Templeton Emerging Market Debt Opportunities Fund 1

Performance Summary 8

Your Fund's Expenses 11

Financial Highlights and Statement of Investments ... 13

Financial Statements 20

Notes to Financial Statements 23

Report of Independent Registered Public Accounting Firm 38

Tax Information 39

Board Members and Officers 40

Shareholder Information 45

Annual Report

Franklin Templeton Emerging Market Debt Opportunities Fund

Your Fund's Goal and Main Investments: Franklin Templeton Emerging Market Debt Opportunities Fund seeks high total return through investing in debt securities of emerging market countries, mainly securities issued by sovereign and sub-sovereign government entities, but also including securities issued by corporate entities.

Portfolio Breakdown
Based on Total Net Assets as of 7/31/12

Foreign Government Securities	43.6%
Quasi-Sovereign & Corporate Bonds	38.5%
Warrants	4.5%
Credit-Linked Notes	3.4%
Short-Term Investments & Other Net Assets	10.0%

This annual report for Franklin Templeton Emerging Market Debt Opportunities Fund covers the fiscal year ended July 31, 2012.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 14.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Annual Report | 1

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please call a Franklin Templeton Institutional Services representative at **(800) 321-8563** for most recent month-end performance.*

Performance Overview

Franklin Templeton Emerging Market Debt Opportunities Fund posted a +3.73% cumulative total return for the 12 months ended July 31, 2012. The Fund underperformed the +11.77% total return of the J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI) Global Diversified Index, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities.[1] However, the Fund outperformed the -1.02% total return of its second benchmark, the JPM Global Bond Index-Emerging Markets (GBI-EM) Broad Diversified Index (US$ Unhedged), which tracks local currency bonds issued in emerging markets.[1] Finally, the Fund underperformed the +7.93% total return of the Bank of America Merrill Lynch (BofAML) Emerging Markets Credit Plus (EMC+) Index (100% US$ Hedged), which tracks the performance of U.S. dollar-denominated and euro-denominated emerging market, cross-over quasi-government and corporate debt of issuers whose country of risk has a BBB or lower foreign currency long-term debt rating.[2] You can find more performance data in the Performance Summary beginning on page 8.

Economic and Market Overview

In the second half of 2011, emerging market debt came under pressure as many investors trimmed their exposure to assets perceived as risky amid the escalating fiscal crisis in some eurozone countries and liquidity deterioration in the European banking sector. The U.S. Treasury yield curve, which had been relatively stable in the first half of 2011, flattened dramatically as long-term yields fell by more than 100 basis points (bps; 100 bps equal one percentage point), causing fixed income credit spreads to widen drastically. Capital poured out of emerging market equities in August and September 2011, which pressured emerging market currencies versus the U.S. dollar. Emerging market debt reached a 2011 low in early October when the second debt restructuring of

2. Source: Merrill Lynch, used with permission. MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES "AS IS," MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE.

The indexes are unmanaged and include reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

2 | Annual Report

European bank Dexia was finalized in an emergency cross-border plan. In this environment, the average credit risk premium of emerging market debt, as measured by the JPM EMBI Global Diversified Index, rose more than 180 bps over U.S. Treasuries from the beginning of August 2011 to 455 bps in early October 2011.3

However, in late 2011, investor confidence in the resilience of emerging markets began to return as the European Central Bank took measures to try to stabilize the eurozone financial system, notably through the three-year Long-Term Refinancing Operation, which calmed global markets. As many investors’ risk appetite gradually returned, their demand for the relatively higher yields offered by emerging market debt once again brought significant inflows. Accordingly, the average yield on bonds in the JPM EMBI Global Diversified Index decreased from the period high of 6.40% in early October 2011 to 4.83% at the end of July 2012.3 With inflows to emerging market equities also gaining momentum, many emerging market currencies rebounded strongly against the U.S. dollar. As a result, local currency-denominated emerging market sovereign bonds delivered strong returns in U.S. dollar unhedged terms for the first quarter of 2012, enabling them to outperform their U.S. dollar-denominated counterparts.

The respite in the eurozone financial crisis proved temporary, however, as the restructuring of Greece’s sovereign debt and signs of weakness in the Spanish banking sector again raised concerns about the durability of the region’s monetary union. Further increasing investors’ fears were a faltering U.S. economic recovery and slowing Chinese economic growth. Demand for assets perceived as safe havens drove down long-term yields on U.S. Treasuries to record levels, and similar precipitous declines occurred in German Bund yields. Many emerging market currencies once more came under pressure, in Brazil’s case encouraged by government policies, including interest rate reductions, aimed at improving the country’s trade terms and boosting economic growth. Such currency movements led hard currency-denominated emerging market debt to outperform local currency-denominated emerging market debt in U.S. dollar unhedged terms for the second quarter of 2012, despite the fall in nominal interest rates in Brazil and several other emerging market countries.

3. Source: J.P. Morgan.

Annual Report | 3

What is a currency forward contract?

This contrasting performance pattern between hard currency-denominated and local currency-denominated emerging market bonds in U.S. dollar unhedged terms was also evident throughout the entire 12-month period. U.S. dollar-denominated emerging market sovereign bonds, as measured by the JPM EMBI Global Diversified Index, generated a strong +11.77% total return for the period.[1] In contrast, local currency-denominated emerging market sovereign bonds, as represented by the JPM GBI-EM Broad Diversified Index, had a -1.02% total return in U.S. dollar unhedged terms, undermined by the weakness of local currencies against the U.S. dollar.[1] Finally, U.S. dollar-denominated and euro-denominated emerging market, quasi-government and corporate debt, as measured by the BofAML EMC+ Index, followed the lead of U.S. dollar-denominated emerging market sovereign bonds and delivered a healthy +7.93% total return in U.S. dollar hedged terms.[2]

Investment Strategy

Our portfolio construction process can be summarized in three integral steps — country allocation, currency allocation and issue selection. The first stage of our emerging market debt investment process is identifying the countries for which we have a favorable outlook, which we manage with a bottom-up, research-driven perspective. Since the portfolio is constructed through bottom-up, fundamental research and not relative to a benchmark index, there is no requirement to hold issues in any one country. The next decision is whether to take exposure in the form of "hard currency" or local currency instruments. Hard currencies are typically currencies of economically and politically stable industrialized nations, such as the G-7.[4] The last decision concerns security selection. This depends on the shape of the sovereign spread curve and the type of the issue's coupon (fixed or floating). We may seek to manage the Fund's exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk, largely by using currency forward contracts.

Manager's Discussion

During the 12-month reporting period, two main sectors contributed to Fund performance: hard currency-denominated emerging market sovereign bonds and hard currency-denominated emerging market industrials Eurobonds. The

4. The G-7, or Group of Seven, is an informal forum of finance ministers from seven industrialized nations who meet periodically to discuss economic policies. The G-7 includes Canada, France, Germany, Italy, Japan, the U.K. and the U.S.

4 | Annual Report

flattening of the U.S. Treasury yield curve, particularly in the seven- to 30-year range, helped the overall performance of hard-currency emerging market sovereign bonds.

At the country level, a key contributor to Fund performance was Venezuela. The country’s U.S. dollar-denominated sovereign bonds delivered some of the strongest returns among emerging markets, partly due to increased speculation about an opposition victory in Venezuela’s October 2012 presidential election, which many observers believed could lead to the introduction of more market-oriented government policies. The Fund’s holdings in Venezuelan bonds linked to oil prices also received a boost from periodic spikes in energy prices caused largely by investor concerns about increased geopolitical risk in the Middle East.

The Fund’s positions in Lithuania’s U.S. dollar-denominated sovereign debt also benefited performance. The country’s previous labor cost reductions, which boosted competitiveness, and its main export markets in north European countries, which were relatively more resilient amid the eurozone economic slowdown, helped Lithuania’s export growth. As a result, Lithuania was able to maintain its robust economic expansion and reduce external balances. In addition, with the government’s disciplined fiscal policies sharply reducing the budget deficit, there was strong demand from international investors for Lithuania’s hard-currency bonds.

Among the Fund’s corporate debt holdings, instruments issued by Mexican cement company Cemex were among the most significant contributors to performance. Struggling with a heavy debt burden from previous acquisitions, Cemex was hard hit by the prolonged downturn in the U.S. construction industry, its main market, following the 2008-2009 financial crisis. However, signs of a turnaround in Cemex’s U.S. revenues, as well as steps toward an agreement with creditors on a debt refinancing, increased investors’ optimism the company would be able to rebuild its balance sheet, helping its bonds to rally from previously depressed levels.

In contrast, a key detractor from the Fund’s performance was the weakness of emerging market currencies against the U.S. dollar. The Brazilian real’s decline against the U.S. dollar had one of the largest negative effects on results. Other currencies that weighed on performance included the Mexican peso, the Uruguayan peso, the Ghanaian cedi, the Russian ruble, the South African rand and the Serbian dinar. These negative currency effects offset the positive returns generated by local currency-denominated bonds from generally declining local nominal interest rates amid monetary easing policies.

Annual Report | 5

At the security level, Fund performance suffered from the bond default of Brazilian utility company Centrais Eletricas do Para (known as CELPA), which unexpectedly filed for bankruptcy protection on February 28, as regulated tariffs undermined the company’s ability to increase cash flow and as two minority shareholders, state-owned Centrais Eletricas Brasileiras (known as Eletrobras)5 and BNDES Participacoes,5 indicated they may look for a new private partner.

On July 31, 2012, the Fund had exposure to 40 emerging market countries, most of which are shown on page 3. As a percentage of total net assets, the Fund’s largest country exposure was Ukraine (6.7%), followed by Mexico (6.3%), Russia (6.2%), Brazil (5.7%) and Nigeria (4.4%). Securities denominated in G-7 currencies constituted 73.5% of total net assets, with 54.8% denominated in the U.S. dollar, 16.4% in the euro and 2.3% in the Japanese yen.4 The Fund’s exposures to the euro and Japanese yen were hedged to the U.S. dollar. In addition, 20.9% of total net assets were denominated in 13 emerging market currencies, of which our largest exposure was to the Brazilian real at 3.3% of total net assets. These figures may differ from the currency breakdown table because they do not include the Fund’s holdings in currency forward contracts and other hedging instruments.

During the reporting period, we added several securities to the portfolio. Among sovereign bonds, we added Ugandan treasury bills, and among quasi-sovereign bonds, we added bonds of state-owned companies such as those of Costa Rica’s electric power and telecommunications utility, Instituto Costarricense de Electricidad; one of Ukraine’s largest financial institutions, OJSC State Savings Bank of Ukraine;6 and Georgia’s main energy group, Georgian Oil & Gas. Among corporate debt, we added instruments issued by companies from, or with significant operations in, Brazil, India, Ukraine and Russia. These companies included Brazilian chemical products manufacturer Braskem, Indian metals and mining firm Vedanta Resources, Ukrainian iron-ore producer Ferrexpo, and Russia’s largest vodka producer, Central European Distribution Corp. (CEDC). Additionally, the Fund added three currencies resulting from our purchase of local-currency denominated debt, the Nigerian naira, the South African rand and the Ugandan shilling.

5. Not a Fund holding.
6. OJSC State Savings Bank of Ukraine is listed as SSB #1 PLC in the SOI.

6 | Annual Report

We thank you for your confidence in Franklin Templeton Emerging Market Debt Opportunities Fund and hope to serve your investment needs at the highest level of expectations.

William Ledward
Portfolio Manager and Research Analyst of
Franklin Templeton Investment Management Ltd.
Fixed Income Group

Claire Husson-Citanna, CFA
Portfolio Manager and Research Analyst of
Franklin Templeton Investment Management Ltd.
Fixed Income Group

CFA® is a trademark owned by CFA Institute.

Annual Report | 7

Performance Summary as of 7/31/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Annual Report

Performance Summary *(continued)*

Total return represents the change in value of an investment over the periods shown. It includes Fund expenses, account fees and reinvested distributions. The indexes are unmanaged and include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

5/24/06–7/31/12

$100,000
$75,000
$50,000
$25,000
5/06
7/08
7/10
7/12
$88,906
$88,754
$86,296
$82,370
Franklin Templeton Emerging Market Debt Opportunities Fund
JPM EMBI Global Diversified Index[7]
JPM GBI-EM Broad Diversified Index[7]
BofAML EMC+ Index (100% US$ Hedged)[8]

Average Annual Total Return

	7/31/12
1-Year	+3.73%
5-Year	+8.29%
Since Inception (5/24/06)	+9.22%

Annual Report | 9

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluc-
tuations, economic instability and political developments. Investing in emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Also, as a nondiversified investment company, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The
Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Fund investment results reflect the expense reduction, without which the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $50,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Source: © 2012 Morningstar. The JPM EMBI Global Diversified Index is a uniquely weighted version of the JPM EMBI Global Index, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The index includes all countries except those that have been classified by the World Bank as high income for the past two consecutive years. The diversified index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’
eligible current face amounts of debt outstanding. Both indexes cover the same countries. The JPM GBI-EM Broad Diversified Index tracks local cur-
rency bonds issued by emerging markets. Weightings among countries are more evenly distributed within the index.
8. Source: Merrill Lynch, used with permission. The BofAML EMC+ Index (100% US$ Hedged) tracks the performance of U.S. dollar-denominated and euro-denominated emerging market, cross-over quasi-government and corporate debt of issuers whose country of risk has a BBB or lower foreign currency long-term debt rating. The index is 100% hedged to the dollar.

10 | Annual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges or redemption fees, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

12 | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin Global Trust

Statement of Investments, July 31, 2012

Franklin Templeton Emerging Market Debt Opportunities Fund	Country	Warrants	Value
Warrants 4.5%			
[a]Central Bank of Nigeria, wts., 11/15/20	Nigeria	60,250	$ 11,266,750
[a]Government of Venezuela, Oil Value Recovery wts., 4/15/20	Venezuela	327,000	9,891,750
Total Warrants (Cost $20,526,960)			21,158,500
		Principal Amount*	
Quasi-Sovereign and Corporate Bonds 38.5%			
Beverages 1.0%			
[b]CEDC Finance Corp. International Inc., senior secured note, Reg S, 9.125%, 12/01/16	Russia	7,000,000	4,830,000
Building Products 2.0%			
Cemex Espana Luxembourg, senior secured note,			
[c]144A, 9.875%, 4/30/19	Mexico	4,366,000	4,075,836
[b]Reg S, 9.25%, 5/12/20	Mexico	5,790,000	5,173,597
			9,249,433
Chemicals 1.0%			
[c]Braskem Finance Ltd., senior note, 144A, 5.375%, 5/02/22	Brazil	4,450,000	4,516,772
Commercial Banks 5.7%			
[b,d]Alfa Bond Issuance PLC, (Alfa Bank OJSC), loan participation, senior note, Reg S, 7.875%, 9/25/17	Russia	4,200,000	4,494,000
[c,d]RSHB Capital SA, (Russian Agricultural Bank OJSC), loan participation, senior sub. note, 144A, 6.00%, 6/03/21	Russia	7,000,000	7,043,050
[b,d]SB Capital SA, (Sberbank), loan participation, senior note, Reg S, 5.717%, 6/16/21	Russia	4,000,000	4,223,680
[a,f]Sphynx Capital Markets, PTN, (National Investment Bank of Ghana), zero cpn., 2/05/09	Ghana	8,000,000	2,880,000
[d]SSB #1 PLC, (OJSC State Savings Bank of Ukraine), loan participation, senior note, 8.25%, 3/10/16	Ukraine	8,800,000	7,788,000
			26,428,730
Construction Materials 1.5%			
West China Cement Ltd., senior note,			
[c]144A, 7.50%, 1/25/16	China	1,100,000	972,345
[b]Reg S, 7.50%, 1/25/16	China	6,860,000	6,063,897
			7,036,242
Consumer Finance 1.5%			
[b]HSBK (Europe) BV, senior note, Reg S, 7.25%, 5/03/17	Kazakhstan	6,700,000	6,832,426
Diversified Financial Services 0.9%			
[b,d]Rubrika Finance Co. Ltd., (International Bank of Azerbaijan), loan participation, Reg S, 8.50%, 10/22/13	Azerbaijan	4,000,000	4,042,500
Electric Utilities 0.8%			
[c,e]Centrais Eletricas do Para SA, senior note, 144A, 10.50%, 6/03/16	Brazil	4,700,000	1,467,575
[c]Instituto Costarricense de Electricidad, senior note, 144A, 6.95%, 11/10/21	Costa Rica	2,200,000	2,325,125
			3,792,700

14 | Annual Report

Franklin Global Trust

Statement of Investments, July 31, 2012 *(continued)*

Franklin Templeton Emerging Market Debt Opportunities Fund	Country	Principal Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)			
Electrical Equipment 0.7%			
EGE Haina Finance Co., senior secured note,			
[c]144A, 9.50%, 4/26/17	Dominican Republic	620,000	$ 643,250
[b]Reg S, 9.50%, 4/26/17	Dominican Republic	2,700,000	2,801,250
			3,444,500
Electronic Equipment, Instruments & Components 0.7%			
Eesti Energia AS, senior bond, 4.50%, 11/18/20	Estonia	2,690,000 EUR	3,416,748
Food & Staples Retailing 1.9%			
[b]Agrokor DD, senior bond, Reg S, 9.875%, 5/01/19	Croatia	3,100,000 EUR	3,951,705
[b]JBS Finance II Ltd., senior note, Reg S, 8.25%, 1/29/18	Brazil	5,100,000	5,106,375
			9,058,080
Hotels, Restaurants & Leisure 1.3%			
Grupo Posadas SAB de CV, senior note,			
[c]144A, 9.25%, 1/15/15	Mexico	3,100,000	3,047,687
[b]Reg S, 9.25%, 1/15/15	Mexico	3,100,000	3,047,688
			6,095,375
Household Durables 0.1%			
[c]Urbi Desarrollos Urbanos SAB de CV, senior note, 144A, 9.75%, 2/03/22	Mexico	400,000	407,000
Independent Power Producers & Energy Traders 1.3%			
[b,g]Companhia Energetica de Sao Paulo, senior note, Reg S, Index Linked, 9.75%, 1/15/15	Brazil	8,000,000 BRL	5,812,985
Media 2.2%			
[b]Central European Media Enterprises Ltd.,			
[h]senior note, Reg S, FRN, 2.602%, 5/15/14	Czech Republic	3,800,000 EUR	4,430,125
senior secured note, Reg S, 11.625%, 9/15/16	Czech Republic	4,450,000 EUR	5,725,090
			10,155,215
Metals & Mining 3.0%			
[b]Ferrexpo Finance PLC, senior bond, Reg S, 7.875%, 4/07/16	Ukraine	5,900,000	5,496,824
[b]New World Resources NV, senior note, Reg S, 7.375%, 5/15/15	Czech Republic	3,000,000 EUR	3,672,744
[b]Vedanta Resources PLC, senior note, Reg S, 9.50%, 7/18/18	India	4,900,000	4,949,000
			14,118,568
Municipal Bonds 5.2%			
[b,d]Credit Suisse First Boston International, (City of Kyiv), loan participation,			
secured bond, Reg S, 8.00%, 11/06/15	Ukraine	7,300,000	6,173,062
secured note, Reg S, 8.25%, 11/26/12	Ukraine	4,000,000	4,009,880
Province Del Neuquen,			
[c]secured note, 144A, 7.875%, 4/26/21	Argentina	5,500,000	4,565,000
[b]secured note, Reg S, 7.875%, 4/26/21	Argentina	2,635,000	2,187,050
[b]senior secured note, Reg S, 8.656%, 10/18/14	Argentina	1,280,222	1,317,739
Province of Salta Argentina, senior secured note,			
[c]144A, 9.50%, 3/16/22	Argentina	4,500,000	3,730,410
[b]Reg S, 9.50%, 3/16/22	Argentina	2,500,000	2,072,450
			24,055,591

Annual Report | 15

Franklin Global Trust

Statement of Investments, July 31, 2012 *(continued)*

Franklin Templeton Emerging Market Debt Opportunities Fund	Country	Principal Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)			
Oil, Gas & Consumable Fuels 3.2%			
[c]Georgian Oil & Gas Corp., 144A, 6.875%, 5/16/17	Georgia	5,000,000	$ 4,991,500
Petro Co. of Trinidad and Tobago Ltd., senior note,			
[c]144A, 6.00%, 5/08/22	Trinidad and Tobago	1,000,000	1,054,165
[b]Reg S, 6.00%, 5/08/22	Trinidad and Tobago	8,166,667	8,609,014
			14,654,679
Real Estate Management & Development 0.8%			
[b]Franshion Development Ltd., senior note, Reg S, 6.75%, 4/15/21	China	4,000,000	3,864,480
Road & Rail 2.0%			
[c]Georgian Railway LLC, senior bond, 144A, 7.75%, 7/11/22	Georgia	8,800,000	9,273,000
Specialty Retail 1.6%			
[b,h]Edcon Pty. Ltd., senior secured note, Reg S, FRN, 3.912%, 6/15/14	South Africa	6,700,000 EUR	7,563,494
Thrifts & Mortgage Finance 0.1%			
[a]Astana Finance BV, 7.875%, 6/08/10	Kazakhstan	2,300,000 EUR	297,142
Total Quasi-Sovereign and Corporate Bonds (Cost $182,747,507)			178,945,660
[i]**Credit-Linked Notes 3.4%**			
[h]Deutsche Bank AG/London, senior note, (Government of Angola), FRN, 5.939%, 6/21/16	Angola	7,000,000 EUR	8,526,672
[c]ING Bank NV, (Government of Ukraine), 144A, 5.50%, 8/25/15	Ukraine	15,400,000 UAH	1,578,421
[f,h]Merrill Lynch & Co. Inc., (Government of Iraq), FRN, 0.875%, 1/01/28	Iraq	672,140,546 JPY	5,448,547
[a,f]Standard Bank PLC, (Government of Ivory Coast), zero cpn., 9/11/08	Ivory Coast	700,000,000 XOF	64,475
Total Credit-Linked Notes (Cost $14,771,863)			15,618,115
Foreign Government Securities 43.6%			
Banque Centrale de Tunisie,			
[b]Reg S, 4.50%, 6/22/20	Tunisia	2,161,000 EUR	2,534,073
senior bond, 4.30%, 8/02/30	Tunisia	200,000,000 JPY	2,067,994
The Development and Investment Projects Fund of the Jordan Armed Forces and Security Corps., senior note, 6.14%, 12/16/19	Jordan	3,300,000	3,114,705
[a]Government of Argentina, 11.75%, 5/20/11	Argentina	3,000,000 DEM	297,247
[h]Government of Bosnia & Herzegovina, senior bond, B, FRN, 1.688%, 12/11/21	Bosnia & Herzegovina	24,541,667 DEM	11,579,253
Government of Croatia,			
[c]144A, 6.75%, 11/05/19	Croatia	2,000,000	2,104,080
[b]Reg S, 6.75%, 11/05/19	Croatia	1,750,000	1,841,070
[b]Reg S, 6.625%, 7/14/20	Croatia	4,500,000	4,687,785
[c]Government of the Dominican Republic, 144A,			
12.00%, 2/08/13	Dominican Republic	90,000,000 DOP	2,319,315
10.50%, 8/09/13	Dominican Republic	210,000,000 DOP	5,363,738
11.70%, 6/06/14	Dominican Republic	60,000,000 DOP	1,525,568

16 | Annual Report

Franklin Global Trust

Statement of Investments, July 31, 2012 *(continued)*

Franklin Templeton Emerging Market Debt Opportunities Fund	Country	Principal Amount*	Value
Foreign Government Securities (continued)			
Government of Ecuador,			
[h]FRN, 1.625%, 2/27/15	Ecuador	288,341	$ 224,906
[b]Reg S, 9.375%, 12/15/15	Ecuador	6,750,000	6,851,587
[b]Government of Egypt, senior note, Reg S, 6.875%, 4/30/40	Egypt	3,630,000	3,155,831
[b]Government of El Salvador, Reg S, 7.65%, 6/15/35	El Salvador	7,400,000	8,008,095
[c]Government of Georgia, 144A, 6.875%, 4/12/21	Georgia	4,900,000	5,339,432
Government of Ghana,			
13.30%, 9/30/13	Ghana	4,500,000 GHS	2,163,152
13.00%, 6/02/14	Ghana	2,100,000 GHS	966,093
[b]Government of Grenada, Reg S, 4.50% to 9/15/13, 6.00% to 9/15/15, 8.00% to 9/15/17, 8.50% to 9/15/18, 9.00% thereafter, 9/15/25	Grenada	9,300,000	5,022,000
[b]Government of Hungary, Reg S, 6.00%, 1/11/19	Hungary	4,000,000 EUR	4,661,247
Government of Iraq,			
[b]Reg S, 5.80%, 1/15/28	Iraq	11,000,000	9,679,725
[f,h]Tranche A3, Sumitomo Corp. Loan, FRN, 0.875%, 1/01/28	Iraq	384,067,018 JPY	3,113,348
[b]Government of Jordan, Reg S, 3.875%, 11/12/15	Jordan	5,500,000	5,376,250
[c]Government of Lithuania, senior note, 144A, 6.625%, 2/01/22	Lithuania	9,200,000	10,902,000
Government of Macedonia,			
9.875%, 1/08/13	Macedonia	2,000,000 EUR	2,506,756
senior bond, 4.625%, 12/08/15	Macedonia	2,622,000 EUR	3,040,769
Government of Montenegro, 7.875%, 9/14/15	Republic of Montenegro	4,000,000 EUR	4,853,928
Government of Seychelles, 5.00% to 1/01/15, 7.00% to 1/01/18, 8.00% thereafter, 1/01/26	Republic of Seychelles	10,500,000	7,890,750
Government of South Africa, 8.00%, 12/21/18	South Africa	72,000,000 ZAR	9,498,434
[h]Government of Turkey, FRN,			
12.18%, 2/26/14	Turkey	8,360,000 TRY	4,801,760
9.60%, 1/04/17	Turkey	1,940,000 TRY	1,067,270
[c]Government of Ukraine, 144A, 9.25%, 7/24/17	Ukraine	5,500,000	5,479,375
[i]Government of Uruguay, Index Linked, 3.70%, 6/26/37	Uruguay	201,971,981 UYU	10,139,937
[b]Government of Venezuela, Reg S, 6.00%, 12/09/20	Venezuela	9,000,000	6,292,575
Hungarian Development Bank, senior bond, 5.875%, 5/31/16	Hungary	5,500,000 EUR	6,431,141
[h]Mexican Bondes Desarroll, FRN,			
4.48%, 11/13/14	Mexico	420,000[k] MXN	3,143,177
4.49%, 1/15/15	Mexico	700,000[k] MXN	5,236,681
4.49%, 3/12/15	Mexico	700,000[k] MXN	5,234,892
[e]NK Debt Corp.,			
[c]144A, zero cpn., 3/12/20	North Korea	4,250,000 DEM	253,997
[b]Reg S, zero cpn., 3/12/20	North Korea	2,000,000 CHF	194,612
[b]Reg S, zero cpn., 3/12/20	North Korea	18,000,000 DEM	1,075,750
[g]Nota Do Tesouro Nacional, Index Linked, 6.00%, 8/15/20	Brazil	7,696[l] BRL	9,221,904
[c]Russian Federation, senior bond, 144A, 7.85%, 3/10/18	Russia	225,000,000 RUB	7,489,871
Serbia Treasury Bill, Strip, 2/21/13	Serbia	325,000,000 RSD	3,194,765
[e]Sphynx Capital Markets, secured note, PTN, (Government of Ivory Coast),			
10.25%, 1/30/10	Ivory Coast	1,665,269 EUR	963,005
2008-1, 10.00%, 1/28/11	Ivory Coast	2,553,504 EUR	1,602,334
Total Foreign Government Securities (Cost $211,195,115)			202,512,177

Annual Report | 17

18 | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 19

Franklin Global Trust

Financial Statements

Statement of Assets and Liabilities

July 31, 2012

	Franklin Templeton Emerging Market Debt Opportunities Fund
Assets:	
Investments in securities:	
Cost - Unaffiliated issuers	$443,782,132
Cost - Sweep Money Fund (Note 7)	20,716,060
Total cost of investments	$464,498,192
Value - Unaffiliated issuers	$433,005,054
Value - Sweep Money Fund (Note 7)	20,716,060
Total value of investments	453,721,114
Cash	560,304
Restricted cash (Note 1d)	582,000
Foreign currency, at value (cost $4,140,135)	4,144,117
Receivables:	
Capital shares sold	271,086
Interest	5,976,000
Unrealized appreciation on forward exchange contracts	1,784,974
Other assets	91
Total assets	467,039,686
Liabilities:	
Payables:	
Capital shares redeemed	335,803
Affiliates	318,633
Allocator Funds (Note 11)	851
Due to brokers	1,142,000
Unrealized depreciation on forward exchange contracts	170,341
Deferred tax	138,318
Accrued expenses and other liabilities	219,643
Total liabilities	2,325,589
Net assets, at value	$464,714,097
Net assets consist of:	
Paid-in capital	$442,927,893
Undistributed net investment income	28,236,867
Net unrealized appreciation (depreciation)	(9,377,055)
Accumulated net realized gain (loss)	2,926,392
Net assets, at value	$464,714,097
Shares outstanding	37,701,794
Net asset value and maximum offering price per share	$12.33

20 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 21

22 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Global Trust

Notes to Financial Statements

Franklin Templeton Emerging Market Debt Opportunities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Franklin Templeton Emerging Market Debt Opportunities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair

Annual Report | 23

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

24 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund’s investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Fund and certain derivative counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, requirements for the Fund to maintain

Annual Report | 25

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

certain net asset levels and/or limit the decline in net assets over various periods of time. Should the Fund fail to meet any of these provisions, the derivative counterparty has the right to terminate the derivative contract and require immediate payment by the Fund for those OTC derivatives with that particular counterparty that are in a net unrealized loss position. At July 31, 2012, the Fund had no OTC derivatives in a net unrealized loss position for such contracts.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

At July 31, 2012, the Fund held $560,000 in unrestricted cash as collateral for derivatives.

See Note 10 regarding other derivative information.

d. Restricted Cash

At July 31, 2012, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

e. Loan Participation Notes

The Fund invests in loan participation notes (“Participations”). Participations are loans originally issued to a borrower by one or more financial institutions (the “Lender”) and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender, and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

26 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Credit-Linked Notes

The Fund purchases credit-linked notes. Credit-linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the movement in the value of the currency of the underlying reference asset relative to the credit-linked note, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts.

g. Investment in Alternative Strategies (FT) Ltd. (FT Subsidiary)

The Fund invests in certain financial instruments, warrants or commodities through its investment in FT Subsidiary, a Cayman Islands exempted limited liability company and a wholly-owned subsidiary of the Fund. The FT Subsidiary has the ability to invest in commodities and financial instruments, consistent with the investment objective of the Fund. At July 31, 2012, all FT Subsidiary investments as well as any payables or receivables are reflected in the Fund’s Statement of Investments and Statement of Assets and Liabilities. All income and expenses of the FT Subsidiary during the period ended July 31, 2012, have been included in the Fund’s Statement of Operations.

h. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of July 31, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

Annual Report | 27

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
i.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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Franklin Global Trust

Notes to Financial Statements *(continued)*

Franklin Templeton Emerging Market Debt Opportunities Fund

2. Shares of Beneficial Interest

At July 31, 2012, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

	Year Ended July 31,			
	2012		2011	
	Shares	Amount	Shares	Amount
Shares sold	15,878,146	$ 191,788,562	18,194,096	$225,197,990
Shares issued in reinvestment of distributions	2,567,206	28,881,071	842,452	10,101,005
Shares redeemed	(12,063,276)	(143,004,206)	(2,195,426)	(27,279,479)
Net increase (decrease)	6,382,076	$ 77,665,427	16,841,122	$208,019,516

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Investment Management Limited (Investment Management)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

Annualized Fee Rate	Net Assets
0.800%	Up to and including $500 million
0.700%	Over $500 million, up to and including $1 billion
0.650%	In excess of $1 billion

Under a subadvisory agreement, FT Institutional, an affiliate of Investment Management, provides subadvisory services to the Fund and receives from Investment Management fees based on the average daily net assets of the Fund.

b. Administrative Fees

Annual Report | 29

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Transfer Agent Fees

For the year ended July 31, 2012, the Fund paid transfer agent fees of $29,697, of which $27,120 was retained by Investor Services.

d. Waiver and Expense Reimbursements

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding acquired fund fees and expenses) do not exceed 1.00% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2012.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended July 31, 2012, there were no credits earned.

5. INCOME TAXES

The tax character of distributions paid during the years ended July 31, 2012 and 2011, was as follows:

At July 31, 2012, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

5. INCOME TAXES (continued)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, and commodity-based derivatives.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2012, aggregated $230,091,514 and $130,119,136, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At July 31, 2012, the Fund had 71.90% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At July 31, 2012, the aggregate value of these securities was $9,096,137, representing 1.96% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Annual Report | 31

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

10. OTHER DERIVATIVE INFORMATION

At July 31, 2012, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

For the year ended July 31, 2012, the average month end market value of derivatives represented 0.49% of average month end net assets. The average month end number of open derivative contracts for the year was 7.

See Note 1(c) regarding derivative financial instruments.

11. SPECIAL SERVICING AGREEMENT

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Franklin Advisers, Inc. or administered by FT Services, affiliates of Investment Management. For the year ended July 31, 2012, the Fund

32 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

11. SPECIAL SERVICING AGREEMENT (continued)

was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At July 31, 2012, 19.21% of the Fund’s outstanding shares was held by one or more of the Allocator Funds.

12. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the year ended July 31, 2012, the Fund did not use the Global Credit Facility.

13. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Annual Report | 33

Franklin Global Trust

Notes to Financial Statements *(continued)*

Franklin Templeton Emerging Market Debt Opportunities Fund

13. Fair Value Measurements *(continued)*

A summary of inputs used as of July 31, 2012, in valuing the Fund's assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Warrants	$ —	$ 21,158,500	$ —	$ 21,158,500
Quasi-Sovereign and Corporate Bonds	—	176,065,660	2,880,000	178,945,660
Credit-Linked Notes	—	10,105,093	5,513,022	15,618,115
Foreign Government Securities	—	199,398,829	3,113,348	202,512,177
Short Term Investments	20,716,060	14,770,602	—	35,486,662
Total Investments in Securities	$20,716,060	$421,498,684	$11,506,370	$453,721,114
Forward Exchange Contracts	—	1,784,974	—	1,784,974
Liabilities:				
Forward Exchange Contracts	—	170,341	—	170,341

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. At July 31, 2012, the reconciliation of assets is as follows:

	Balance at Beginning of Year	Purchases	Sales	Transfers Into (Out of) Level 3	Cost Basis Adjustments[a]	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Year	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Year End
Assets									
Quasi-Sovereign and Corporate Bonds	$1,440,000	$1,800,000	$ —	$—	$ —	$—	$ (360,000)	$ 2,880,000	$ (360,000)
Credit-Linked Notes	6,434,464	—	(552,324)	—	318,017	—	(687,135)	5,513,022	(687,135)
Foreign Government Securities	3,642,466	—	(315,602)	—	202,231	—	(415,747)	3,113,348	(415,747)
Total	$11,516,930	$1,800,000	$(867,926)	$—	$520,248	$—	$(1,462,882)	$11,506,370	$(1,462,882)

[a]May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.

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Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

13. FAIR VALUE MEASUREMENTS (continued)

Significant unobservable valuation inputs developed by the VLOC for material Level 3 investments as of July 31, 2012, are as follows:

The significant unobservable input used in the fair value measurement of the Fund’s investment in quasi-sovereign and corporate bonds is a discount for lack of marketability. A significant and reasonable increase or decrease in the input would result in a significant decrease or increase in the fair value measurement. The differences in fair value measurements caused by significant and reasonable changes in this input would not materially impact the net assets of the fund.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments in credit-linked notes and foreign government securities are weighted average of offered quotes and comparability adjustments. A significant and reasonable increase or decrease in the inputs would result in a significant increase or decrease in the fair value measurement.

14. REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

After the Fund issued its July 31, 2011 financial statements, the Fund determined that two foreign securities were not properly accruing income in accordance with the effective interest rate method resulting in an understatement of investment income. The offsetting impact of this error is to unrealized appreciation (depreciation). Accordingly there is no impact on net increase (decrease) in net assets resulting from operations, beginning and ending net assets or total return. These adjustments were not considered to be material individually or in aggregate to previously issued financial statements. However, because of the significance of these adjustments, the Fund has determined to revise the applicable impacted financial statements and financial highlights the next time such financial statements and financial highlights are filed. Accordingly, the Fund will revise the financial statements for the year ended July 31, 2011, and certain Financial Highlight information for the years ended July 31, 2011 and 2010 to give effect to this change. The following sets forth the line items affected by the revisions discussed above.

Annual Report | 35

Franklin Global Trust

Notes to Financial Statements *(continued)*

Franklin Templeton Emerging Market Debt Opportunities Fund

14. Revision of Previously Issued Financial Statements *(continued)*

	Previously Reported	As Revised
Statement of Operations for the year ended July 31, 2011		
Investment Income - interest	$16,561,914	$20,285,842
Total investment income	19,244,664	22,968,592
Net investment income	16,140,180	19,864,108
Excise tax	49,347	79,796
Total expenses	3,430,779	3,461,228
Expenses waived/paid by affiliates	(326,295)	(356,744)
Net change in unrealized appreciation (depreciation) on investments	16,030,660	12,306,732
Net change in unrealized appreciation (depreciation)	17,975,666	14,251,738
Net realized and unrealized gain (loss)	15,447,661	11,723,733

	Previously Reported	As Revised
Statement of Changes in Net Assets for the year ended July 31, 2011		
Net investment income	$16,140,180	$19,864,108
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	17,975,666	14,251,738
Undistributed net investment income included in net assets	8,596,563	13,474,411

	2011 Previously Reported	2011 As Revised	2010 Previously Reported	2010 As Revised
Financial Highlights				
Per share operating performance				
Income from investment operations:				
Net investment income	0.64	0.79	0.79	0.89
Net realized and unrealized gains (losses)	0.69	0.54	1.80	1.70
Ratios to average net assets:				
Expenses before waiver and payments by affiliates	1.10%	1.11%	1.14%	1.14%
Net investment income	5.18%	6.38%	6.96%	7.89%

15. New Accounting Pronouncements

36 | Annual Report

Franklin Global Trust

Notes to Financial Statements (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

15. NEW ACCOUNTING PRONOUNCEMENTS (continued)

and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

16. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Annual Report | 37

Franklin Global Trust

Report of Independent Registered Public Accounting Firm

Franklin Templeton Emerging Market Debt Opportunities Fund

To the Board of Trustees and Shareholders of

The Franklin Templeton Emerging Market Debt Opportunities Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Franklin Templeton Emerging Market Debt Opportunities Fund (the “Fund”) at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 19, 2012

38 | Annual Report

Franklin Global Trust

Tax Information (unaudited)

Franklin Templeton Emerging Market Debt Opportunities Fund

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund hereby reports the maximum amount allowable but no less than $4,706,504 as a long term capital gain dividend for the fiscal year ended July 31, 2012.

Under Section 871(k)(2)(C) of the Code, the Fund hereby reports the maximum amount allowable but no less than $1,307,568 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended July 31, 2012.

At July 31, 2012, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Code. This election will allow shareholders of record as of the 2013 distribution date, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

By mid-February 2013, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2012.

Annual Report | 39

Franklin Global Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2000	132	Bar-S Foods (meat packing company) (1981-2010).
Principal Occupation During at Least the Past 5 Years: Director of various companies; and **formerly,** Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).				
Sam Ginn (1937) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	107	ICO Global Communications (Holdings) Limited (satellite company) (2006-2010), Chevron Corporation (global energy company) (1989-2009), Hewlett-Packard Company (technology company) (1996-2002), Safeway, Inc. (grocery retailer) (1991-1998) and TransAmerica Corporation (insurance company) (1989-1999).
Principal Occupation During at Least the Past 5 Years: Private investor; and **formerly,** Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).				
Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2000	132	Hess Corporation (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied products), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).
Principal Occupation During at Least the Past 5 Years: Director or Trustee of various companies and trusts; and **formerly,** Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).				

40 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	132	Boeing Capital Corporation (aircraft financing).

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and **formerly,** Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2005	132	Hess Corporation (exploration and refining of oil and gas).

Principal Occupation During at Least the Past 5 Years:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	142	Cbeyond, Inc. (business communications provider), The Southern Company (energy company) and The Washington Post Company (education and media organization).

Principal Occupation During at Least the Past 5 Years:
John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011); and **formerly,** Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products) (2004-May 2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2006 and Lead Independent Trustee since 2008	107	None

Principal Occupation During at Least the Past 5 Years:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and **formerly,** Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
****Charles B. Johnson (1933)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Since 2000	132	None

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Annual Report | 41

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
****Gregory E. Johnson (1961)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	92	None
Principal Occupation During at Least the Past 5 Years: Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 34 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.				
Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since April 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.				
Breda M. Beckerle (1958) 600 Fifth Avenue New York, NY 10020	Chief Compliance Officer and Vice President	Since May 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Chief Compliance Officer, Fiduciary International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; Vice President and Compliance Officer – Commingled Trusts, Fiduciary Trust International of the South; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.				
Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).				
Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.				
Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).				

42 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.				
Selena L. Holmes (1965) 100 Fountain Parkway St. Petersburg, FL 33716-1205	Vice President – AML Compliance	Since May 2012	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director, Global Compliance Monitoring; and officer of 46 of the investment companies in Franklin Templeton Investments.				
Edward B. Jamieson (1948) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2010	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.				
Christopher J. Molumphy (1962) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.				
Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.				
Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton Investments.				

Annual Report | 43

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).				
Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2011	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Assistant Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.				

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson is the father of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund's Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund's Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund's Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) 845-4514 to request the SAI.

44 | Annual Report

Franklin Global Trust

Shareholder Information

Franklin Templeton Emerging Market Debt Opportunities Fund

Board Review of Investment Management Agreement

At a meeting held February 28, 2012, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreements for each of the separate funds within Franklin Global Trust including Franklin Templeton Emerging Market Debt Opportunities Fund (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared a Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies

Annual Report | 45

Franklin Global Trust

Shareholder Information (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

Board Review of Investment Management Agreement (continued)

and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm, which also covered FOREX transactions. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton web-site. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewal. The Lipper reports prepared for the Fund showed the investment performance of the largest share class of the Fund in comparison to a performance universe selected by

46 | Annual Report

Franklin Global Trust

Shareholder Information (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

Board Review of Investment Management Agreement (continued)

Lipper. Comparative performance for the Fund was shown for the one-year period ended December 31, 2011, and for additional periods ended that date depending on when the Fund commenced operations. The performance universe for the Fund consisted of the Fund and all retail and institutional emerging markets debt funds as selected by Lipper. The Fund has been in operation for only five full years at the date of the Lipper report, which showed the total return of its only share class to be in the middle quintile of such Lipper performance universe for 2011, the second-highest quintile of the Lipper performance universe for 2010, the highest quintile of the performance universe for 2009, the lowest quintile of such performance universe for 2008, and in the highest quintile of such universe for 2007. The Board expressed its general satisfaction with its comparative performance as set forth in the Lipper report, noting that the Fund’s total return was in the second-highest performing quintile of its performance universe for its five years of operation on an annualized basis.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratio of the dominant share class of the Fund with those of a comparative share class within a group of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes the advisory and administrative fees directly charged to the Fund as being part of the management fee. The contractual management fee rate for the Fund was the highest within its Lipper expense group, and its actual total expense ratio was the second highest within such expense group. The Board found the expenses of such Fund to be acceptable, noting that they were being subsidized by management and that its actual total expense ratio was less than 10 basis points higher than the median of its Lipper expense group.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2011, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the

Annual Report | 47

Franklin Global Trust

Shareholder Information (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

Board Review of Investment Management Agreement (continued)

analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund’s independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, and taking into account the fact that the expenses of the Fund were being subsidized through fee waivers, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board believed it unlikely that economies of scale existed in the management of the Fund in view of its specialized nature and asset size of approximately $439 million, at December 31, 2011.

48 | Annual Report

Franklin Global Trust

Shareholder Information (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

Annual Report | 49

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FRANKLIN TEMPLETON INSTITUTIONAL

Annual Report

Franklin Templeton Emerging Market Debt Opportunities Fund

Investment Manager
Franklin Templeton Investment Management Limited

Subadvisor
Franklin Templeton Institutional, LLC

Distributor
Franklin Templeton Distributors, Inc.

Franklin Templeton Institutional Services
(800) 321-8563
ftinstitutional.com

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

699 A 09/12

Item 2. Code OF Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is
"independent" as defined under the relevant Securities and Exchange Commission
Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $219,233 for the fiscal year ended July 31, 2012 and $173,484 for the fiscal year ended July 31, 2011.

(b) Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $50,000 for the fiscal year ended July 31, 2012 and $85,000 for the fiscal year ended July 31, 2011. The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments, application of local country tax laws to investments and licensing securities with local country offices.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $426 for the fiscal year ended July 31, 2012 and $267 for the fiscal year ended July 31, 2011. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than services reported in paragraphs (a)-(c) of Item 4 were $165,163 for the fiscal year ended July 31, 2012 and $144,533 for the fiscal year ended July 31, 2011. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and compliance examination for Investment Advisor Act rule 206-4(2).

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including: (i) pre-approval of all audit and audit related services; (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors; (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $215,589 for the fiscal year ended July 31, 2012 and $229,800 for the fiscal year ended July 31, 2011.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls And Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /s/Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.